UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                   Date of reporting period: December 31, 2007
                     --------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Investment Trust
Mellon Capital Large Cap Growth Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                 Shares       Value ($)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.1%

Equities--99.8%

Consumer Cyclicals--7.7%
Best Buy Co., Inc.                                          450          23,692
Chipotle Mexican Grill, Inc., Class A                       100a,b       14,707
Coach, Inc.                                                 500a         15,290
Costco Wholesale Corp.                                      550          38,368
Dick's Sporting Goods, Inc.                                 400a         11,104
McDonald's Corp.                                            800          47,128
NIKE, Inc., Class B                                         600          38,544
Sotheby's Holdings, Inc., Class A                           300          11,430
Tiffany & Co.                                               200           9,206
Weight Watchers International, Inc.                         300          13,554
Wynn Resorts Ltd.                                           150          16,820
                                                                        239,843
Consumer Hard Goods--1.0%
Harley-Davidson, Inc.                                       250          11,677
International Game Technology                               450          19,769
                                                                         31,446
Consumer Staples--7.3%
Altria Group, Inc.                                          800          60,464
Anheuser Busch Co., Inc.                                    400          20,936
Coca-Cola Co.                                               250          15,342
Kimberly-Clark Corp.                                        250          17,335
Pactiv Corp.                                                500a         13,315
Pepsico, Inc.                                               950          72,105
Procter & Gamble Co.                                        350          25,697
                                                                        225,194
Financials--7.8%
Allstate Corp.                                              300          15,669
American Express Co.                                        750          39,015
Franklin Resources, Inc.                                    250          28,607
Goldman Sachs Group, Inc.                                   250          53,762
IntercontinentalExchange, Inc.                               50a          9,625
JPMorgan Chase & Co.                                        300          13,095
MasterCard, Inc., Class A                                   100b         21,520
Nasdaq Stock Market, Inc.                                   450a         22,271
NYSE Euronext                                               250b         21,943
ProLogis - REIT                                             250          15,845
                                                                        241,352
Health Care--16.0%
Aetna, Inc.                                                 350          20,205
Amerisourcebergen Corp.                                     400          17,948
Amgen, Inc.                                                 800a         37,152
Becton Dickinson & Co.                                      350          29,253
Celgene Corp.                                               500a         23,105
Cigna Corp.                                                 250          13,432
Davita, Inc.                                                200a         11,270
Endo Pharmaceuticals Holdings, Inc.                         650a         17,335
Forest Laboratories, Inc.                                   550a         20,047
Genentech, Inc.                                             300a         20,121
Herbalife Ltd.                                              500          20,140
Humana, Inc.                                                200a         15,062
Intuitive Surgical, Inc.                                     50a         16,225
Johnson & Johnson                                           400          26,680
Laboratory Corp. of America Holdings                        150a         11,330
Medtronic, Inc.                                             700          35,189
Merck & Co., Inc.                                           500          29,055
Schering-Plough Corp.                                     1,100          29,304
UnitedHealth Group, Inc.                                    800          46,560
Wyeth                                                       850          37,562
Zimmer Holdings, Inc.                                       300a         19,845
                                                                        496,820
Industrials--10.1%
Boeing Co.                                                  450          39,357
Cummins, Inc.                                               150          19,105
Emerson Electric Co.                                        750          42,495
Fluor Corp.                                                 200          29,144
Foster Wheeler Ltd.                                         100a         15,502
General Cable Corp.                                         250a         18,320
Jacobs Engineering Group, Inc.                              250a         23,903
Kirby Corp.                                                 250a         11,620
Lennox International, Inc.                                  400          16,568
Manpower, Inc.                                              250          14,225
Parker Hannifin Corp.                                       275          20,710
Raytheon Co.                                                550          33,385
Republic Services, Inc.                                     500          15,675
Woodward Governor Co.                                       200          13,590
                                                                        313,599
Information--9.0%
Accenture Ltd., Class A                                     900          32,427
Akamai Technologies, Inc.                                   600a,b       20,760
Amazon.com, Inc.                                            300a         27,792
Cognizant Technology Solutions Corp., Class A               700a         23,758
Equifax, Inc.                                               350          12,726
Google, Inc., Class A                                       100a         69,148
News Corp., Class A                                       1,050          21,515
Priceline.com, Inc.                                         100a         11,486
Walt Disney Co.                                           1,300          41,964
Watson Wyatt Worldwide, Inc., Class A                       350          16,244
                                                                        277,820
Materials--4.8%
Celanese Corp., Class A                                     450          19,044
El Du Pont de Nemours & Co.                                 400          17,636
Freeport-McMoRan Cooper and Gold, Inc.                      300          30,732
Monsanto Co.                                                550          61,430
Nucor Corp.                                                 350          20,727
                                                                        149,569
Oil And Gas Producer--9.0%
ConocoPhillips                                              400          35,320
ENSCO International, Inc.                                   350b         20,867
Exxon Mobil Corp.                                           550          51,529
Marathon Oil Corp.                                          200          12,172
McDermott International, Inc.                               350a         20,661
National-Oilwell Varco, Inc.                                250a         18,365
Noble Corp.                                                 400          22,604
Oceaneering International, Inc.                             100a          6,735
Schlumberger Ltd.                                           300          29,511
Tesoro Corp.                                                200           9,540
Transocean, Inc.                                            145a         20,757
Unit Corp.                                                  200a          9,250
Valero Energy Corp.                                         300          21,009
                                                                        278,320
Technology--25.8%
Adobe Systems, Inc.                                         300a         12,819
Apple Computer, Inc.                                        450a         89,136
Applied Materials, Inc.                                   1,750          31,080
Autodesk, Inc.                                              400a         19,904
Avnet, Inc.                                                 200a          6,994
Cisco Systems, Inc.                                       3,550a         96,098
Danaher Corp.                                               150          13,161
Dolby Laboratories, Inc., Class A                           400a         19,888
EMC Corp.                                                 1,350a         25,015
Flextronics International Ltd.                            1,000a         12,060
Harris Corp.                                                250          15,670
Hewlett-Packard Co.                                       1,150          58,052
Intel Corp.                                               1,300          34,658
International Business Machines Corp.                       550          59,455
Linear Technology Corp.                                     450          14,324
McAfee, Inc.                                                300a         11,250
Microsoft Corp.                                           3,600         128,160
National Semiconductor Corp.                                400           9,056
Nokia OYJ - ADR                                             350          13,437
Nvidia Corp.                                                300a         10,206
Oracle Corp.                                              2,050a         46,289
Qualcomm, Inc.                                              600          23,610
Standard Microsytems Corp.                                  200a          7,814
Texas Instruments, Inc.                                   1,300          43,420
                                                                        801,556
Telecommunication--0.8%
NII Holdings, Inc.                                          200a          9,664
SBA Communications Corp., Class A                           450a         15,228
                                                                         24,892
Utilities--0.5%
Sempra Energy                                               250          15,470

TOTAL EQUITIES (Cost $2,757,876)                                      3,095,881

INVESTMENT OF CASH COLLATERAL --2.3%                     Shares
                                                         -------
BlackRock Cash Strategies L.L.C (Cost $72,027)           72,027          72,027

TOTAL UNAFFILIATED INVESTMENTS (Cost $2,829,903)                      3,167,908

AFFILIATED INVESTMENTS--0.7%
Dreyfus Institutional Preferred Plus MoneyMarket Fund     1,989c          1,989
Dreyfus Institutional Cash Advantage Fund                17,273cd        17,273
                                                                      ---------
TOTAL AFFILIATED INVESTMENTS (Cost $19,262)                              19,262

TOTAL INVESTMENTS--102.8% (Cost $2,849,165)                           3,187,170
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.8%)                           (85,490)
                                                                      ---------
NET ASSETS--100.0%                                                    3,101,680
                                                                      =========

ADR - American Depository Receipts
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,849,165. Net unrealized appreciation on investments was $338,005 of which $453,136 related to appreciated investment securities and $115,131 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
Mellon Capital Micro Cap Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                  Shares        Value ($)
----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--110.5%

EQUITIES--99.8%

Consumer Cyclicals--5.1%
AFC Enterprises, Inc.                                       2,000a          22,640
Buffalo Wild Wings, Inc.                                    1,450a,b        33,669
Fred's, Inc., Class A                                       4,500           43,335
FTD Group, Inc.                                             3,950           50,876
G-III Apparel Group Ltd.                                    1,600a          23,632
Hibbett Sports, Inc.                                        1,400a          27,972
Jos a Bank Clothiers, Inc.                                  1,700a,b        48,365
Kenneth Cole Productions, Inc., Cl. A                       2,000           34,980
Landry's Restaurants, Inc.                                  1,600b          31,520
Maidenform Brands, Inc.                                     2,400a          32,472
Monarch Casino & Resort, Inc.                               2,500a          60,200
Republic Airways Holding, Inc.                              1,500a          29,385
                                                                           439,046
Consumer Hard Goods--3.1%
Aftermarket Technology Corp.                                1,650a          44,979
Arctic Cat, Inc.                                            3,150           37,611
hhgregg, Inc.                                               1,700a          23,392
JAKKS Pacific, Inc.                                         2,000a          47,220
Knoll, Inc.                                                 1,600           26,288
Midas, Inc.                                                 1,500a,b        21,990
Movado Group, Inc.                                          1,200           30,348
Premier Exhibitions, Inc.                                   3,500a          38,290
                                                                           270,118
Consumer Staples--2.8%
Core-Mark Holding Co., Inc.                                 1,500a          43,080
Imperial Sugar Co.                                          1,700b          31,909
J & J Snack Food Corp.                                      1,400           43,792
Libbey, Inc.                                                2,150           34,056
Physicians Formula Holdings, Inc.                           3,000a          35,640
Spartan Stores, Inc.                                        2,150           49,128
                                                                           237,605
Financials--19.1%
Agree Realty Corp. REIT                                     1,200           36,120
American Physicians Capital, Inc.                             800           33,168
Ameris Bancorp                                              2,650b          44,652
Amerisafe, Inc.                                             2,550a          39,550
Anchor Bancorp Wisconsin, Inc.                              2,300b          54,096
ASTA Funding, Inc.                                          1,300b          34,372
Capital Lease Funding, Inc. REIT                            4,400b          37,048
Cedar Shopping Centers, Inc. REIT                           3,700           37,851
City Bank Lynnwood WA                                       1,700b          38,114
Community Bank System, Inc.                                 1,600           31,792
Community Trust Bancorp, Inc.                               1,200           33,036
Dollar Financial Corp.                                      1,000a          30,690
First Financial Corp.                                       1,500           42,510
FPIC Insurance Group, Inc.                                    800a          34,384
Great Southern Bancorp, Inc.                                1,400           30,744
Hallmark Financial Services, Inc.                           2,700a          42,822
Harleysville Group, Inc.                                    1,500           53,070
Hersha Hospitality Trust REIT                               3,000           28,500
Horizon Financial Corp.                                     2,200           38,368
Independent Bank Corp.                                      1,500           40,830
Intervest Bancshares Corp.                                  1,900           32,718
Medical Properties Trust, Inc. REIT                         2,400           24,456
National Penn Bancshares, Inc.                              2,475b          37,472
NBT Bancorp, Inc.                                           1,900           43,358
Old Second Bancorp, Inc.                                    1,500b          40,185
Pinnacle Financial Partners, Inc.                           1,750a          44,485
PMA Capital Corp., Class A                                  3,900a          32,058
Portfolio Recovery Associates, Inc.                           850b          33,720
Preferred Bank, Los Angeles                                 1,350           35,127
Provident Bankshares Corp.                                  1,700           36,363
Provident New York Bancorp, Inc.                            2,900b          37,468
Ramco-Gershenson Properties REIT                            1,200           25,644
Republic Bancorp, Inc., Class A                             2,900b          47,937
S&T Bancorp, Inc.                                           1,750           48,370
Safety Insurance Group, Inc.                                  800           29,296
Saul Centers, Inc. REIT                                       500           26,715
Smithtown Bancorp, Inc.                                     1,650           36,564
Southside Bancshares, Inc.                                  2,200b          45,012
Tompkins Financial Corp.                                    1,250           48,500
TradeStation Group, Inc.                                    4,100a          58,261
Virginia Financial Group, Inc.                              1,600           23,760
Washington Trust Bancorp, Inc.                              1,800           45,414
WSFS Financial Corp.                                          950           47,690
                                                                         1,642,290
Health Care--20.3%
Albany Molecular Research, Inc.                             4,500a          64,710
Alliance Imaging, Inc.                                      5,800a          55,796
ArQule, Inc.                                                4,400a          25,520
Bentley Pharmaceuticals, Inc.                               3,900a          58,851
Cambrex Corp.                                               5,600           46,928
CONMED Corp.                                                1,250a          28,887
Cutera, Inc.                                                1,600a          25,120
Cypress Bioscience, Inc.                                    3,650a          40,259
Datascope Corp.                                             1,600           58,240
Enzon Pharmaceuticals, Inc.                                 7,800a          74,334
Genoptix, Inc.                                              1,000a          30,700
Gentiva Health Services, Inc.                               3,300a          62,832
Greatbatch, Inc.                                            1,900a,b        37,981
Hanger Orthopedic Group, Inc.                               2,600a          28,626
Infinity Pharmaceuticals, Inc.                              3,900a          37,245
Martek Biosciences Corp.                                    1,700a          50,286
Matria Healthcare, Inc.                                     2,100a,b        49,917
Medcath Corp.                                               1,650a          40,524
Medicines Co.                                               2,700a          51,732
Merit Medical Systems, Inc.                                 4,200a          58,380
Natus Medical, Inc.                                         3,650a          70,628
Northstar Neuroscience, Inc.                                2,400a,b        22,320
Noven Pharmaceuticals, Inc.                                 2,950a          40,946
Omrix Biohparmaceuticals, Inc.                              2,250a          78,165
OSI Systems, Inc.                                           1,400a          37,058
Pain Therapeutics, Inc.                                     7,100a,b        75,260
Palomar Medical Technologies, Inc.                          1,250a          19,150
Par Pharmaceutical Cos., Inc.                               1,500a          36,000
Pozen, Inc.                                                 2,900a,b        34,800
Regeneration Technologies, Inc.                             3,650a          31,682
RehabCare Group, Inc.                                       2,400a          54,144
Salix Pharmaceuticals Ltd.                                  3,900a,b        30,732
Sciele Pharma, Inc.                                         2,300a,b        47,035
Synovis Life Technologies, Inc.                             2,050a          40,078
Synta Pharmaceuticals Corp.                                 4,400a,b        29,480
U.S. Physical Therapy, Inc.                                 3,200a          45,984
Viropharma, Inc.                                            6,800a          53,992
Vital Signs, Inc.                                           1,400           71,568
                                                                         1,745,890
Industrials--12.1%
AAON, Inc.                                                  2,750           54,505
Altra Holdings, Inc.                                        1,900a          31,597
Apogee Enterprises, Inc.                                    2,150           36,786
Arkansas Best Corp.                                         2,000           43,880
AZZ, Inc.                                                   1,100a          31,185
Casella Waste Systems, Inc., Class A                        3,300a          43,032
CDI Corp.                                                   1,600           38,816
Columbus McKinnon Corp.                                     1,900a          61,978
Comfort Systems USA, Inc.                                   4,600           58,788
Ducommun, Inc.                                              2,150a          81,700
Electro Rent Corp.                                          2,700           40,095
Encore Wire Corp.                                           1,650           26,268
Heico Corp.                                                 1,250b          68,100
Heidrick & Struggles International, Inc.                    1,000           37,110
Hurco Companies, Inc.                                         800a          34,920
K-Sea Transportation Partners L.P.                          1,300           46,657
Kadant, Inc.                                                1,650a          48,955
Michael Baker Corp.                                         1,000a          41,100
NN, Inc.                                                    4,800           45,216
Polypore International, Inc.                                2,300a          40,250
Standard Parking Corp.                                      1,100a          53,339
T-3 Energy Services, Inc.                                   1,100a          51,711
TrueBlue, Inc.                                              1,800a          26,064
                                                                         1,042,052
Information--8.2%
CBIZ, Inc.                                                  5,200a          51,012
Chordiant Software, Inc.                                    3,400a          29,070
Crown Media Holdings, Inc., Class A                         4,600a,b        29,900
Cybersource Corp.                                           2,222a          39,485
Ennis, Inc.                                                 2,000           36,000
eResearch Technology, Inc.                                  2,400a          28,368
Forrester Research, Inc.                                    1,900a          53,238
HMS Holdings Corp.                                          1,100a          36,531
iBasis, Inc.                                                5,100           26,163
ICF International, Inc.                                     2,000a          50,520
Interwoven, Inc.                                            3,650a          51,903
LECG Corp.                                                  2,500a          37,650
NIC, Inc.                                                   5,400           45,576
Online Resources Corp.                                      3,400a          40,528
SonicWALL, Inc.                                             4,700a          50,384
Stanley, Inc.                                               1,900a          60,838
TriZetto Group, Inc.                                        2,200a          38,214
                                                                           705,380
Materials--4.8%
Aceto Corp.                                                 5,800           46,400
Dynamic Materials Corp.                                       750           44,175
Koppers Holdings, Inc.                                      1,700           73,508
Lydall, Inc.                                                4,800a          50,496
Raven Industries, Inc.                                        900           34,551
Schulman A, Inc.                                            2,050           44,178
Schweitzer-Mauduit International, Inc.                      2,000           51,820
Superior Essex, Inc.                                        1,600a          38,400
Tredegar Corp.                                              1,900           30,552
                                                                           414,080
Oil and Gas Producer--5.1%
BPZ Resources, Inc.                                         5,000a,b        55,900
Buckeye GP Holdings LP                                      1,250           35,237
Dawson Geophysical Co.                                        900a          64,314
Duncan Energy Partners LP                                   2,000           43,660
EV Energy Partner LP                                        1,700b          55,250
Geokinetics, Inc.                                           1,900a          36,955
Gulfport Energy Corp.                                       2,100a          38,346
NATCO Group, Inc., Class A                                    600a          32,490
Rosetta Resources, Inc.                                     2,000a          39,660
Union Drilling, Inc.                                        2,400a          37,848
                                                                           439,660
Technology--16.2%
Actel Corp.                                                 1,600a          21,856
Advanced Energy Industries, Inc.                            2,100a          27,468
Bel Fuse, Inc., Class B                                     1,400           40,978
Cirrus Logic, Inc.                                          7,000a          36,960
Cohu, Inc.                                                  1,800           27,540
Computer Programs & Systems, Inc.                           1,550           35,247
CPI International, Inc.                                     2,100a          35,910
CTS Corp.                                                   4,250           42,202
Digi International, Inc.                                    5,100a          72,369
Double-Take Software, Inc.                                  1,550a          33,666
EMS Technologies, Inc.                                      2,800a          84,672
Epicor Software Corp.                                       4,100a,b        48,298
Exar Corp.                                                  2,900a          23,113
Excel Technology, Inc.                                      1,250a          33,875
i2 Technologies, Inc.                                       1,700a          21,420
Interactive Intelligence, Inc.                              2,350a          61,922
Ixia                                                        3,500a          33,180
JDA Software Group, Inc.                                    2,300a          47,058
Landauer, Inc.                                              1,450           75,182
LoJack Corp.                                                1,600a          26,896
Manhattan Associates, Inc.                                  2,100a          55,356
Mattson Technology, Inc.                                    3,150a          26,964
MIPS Technologies, Inc.                                     5,800a,b        28,768
MTS Systems Corp.                                           1,000           42,670
Park Electrochemical Corp.                                  2,000           56,480
Radyne Corp.                                                2,900a          26,680
Rimage Corp.                                                1,650a          42,818
Rudolph Technologies, Inc.                                  4,700a          53,204
Smart Modular Technologies, Inc.                            3,650a          37,157
SPSS, Inc.                                                  1,400a          50,274
Super Micro Computer, Inc.                                  4,800a          36,816
Supertex, Inc.                                                850a          26,597
Techwell, Inc.                                              3,750a          41,288
Vignette Corp.                                              2,850a          41,639
                                                                         1,396,523
Telecommunications--1.7%
Atlantic Tele-Network, Inc.                                 1,650           55,737
Oplink Communications, Inc.                                 2,800a          42,980
Shenandoah Telecommunications Co.                           1,900b          45,562
                                                                           144,279
Utilities--1.3%
Central Vermont Public Service Corp                         1,450           44,718
Energysouth, Inc.                                             600           34,800
Laclede Group, Inc.                                         1,050           35,952
                                                                           115,470
Total Equities (Cost $9,213,159)                                        8,592,393

INVESTMENT OF CASH COLLATERAL--10.7%
BlackRock Cash Strategies L.L.C. (Cost $927,264)          927,264          927,264

TOTAL UNAFFILIATED INVESTMENTS (Cost $10,140,423)                       9,519,657

AFFILIATED INVESTMENTS--2.9%
Dreyfus Institutional Preferred Plus Money Market Fund     23,596c          23,596
Dreyfus Institutional Cash Advantage Fund                 222,373cd        222,373
                                                                        ----------
TOTAL AFFILIATED INVESTMENTS (Cost $245,969)                               245,969
                                                                        ----------

TOTAL INVESTMENTS--113.4% (Cost $10,386,392)                             9,765,626
LIABILITIES IN EXCESS OF OTHER ASSETS--(13.4%)                          (1,151,231)
                                                                        ----------
NET ASSETS--100%                                                         8,614,395
                                                                        ==========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $10,386,392. Net unrealized depreciation on investments was $620,766 of which $544,902 related to appreciated investment securities and $1,165,668 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
Newton International Equity Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                  Shares        Value ($)
-----------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.3%

EQUITIES--98.6%

Argentina--0.6%
Grupo Clarin SA, Class B - GDR                              3,023a          54,716
Pampa Holding SA - GDR                                      7,171a         138,298
Telecom Argentina SA - ADR                                  3,472a          77,252
                                                                           270,266
Australia--1.3%
Telstra Corp.                                             226,838          630,127

Brazil--4.4%
All America Latina Logistica SA                            24,053          310,972
Companhia de Bebidas das Americas - ADR                     3,779a         268,422
GVT Holding SA                                             12,800a         255,784
Petroleo Brasileiro SA - ADR                                8,185a         787,561
Porto Seguro SA                                             4,000          145,048
Tele Norte Leste Participacoes SA - ADR                    16,333          314,900
                                                                         2,082,687
Canada--3.8%
EnCana Corp.                                               10,937          743,302
Fording Canadian Coal Trust                                11,808          456,294
Oncolytics Biotech, Inc.                                   93,674a         160,336
Suncor Energy, Inc.                                         3,651          396,677
                                                                         1,756,609
Colombia--0.7%
Suramericana de Inversiones SA                             31,144          308,197

Denmark--0.7%
A P Moller-Maersk AS, Class B                                  31          330,226

France--5.9%
Alstom                                                      2,006          430,351
Electricite de France                                         989          117,604
France Telecom SA                                          16,025          575,785
Suez SA                                                    11,034          749,918
Thales SA                                                   8,097          481,533
Veolia Environnement                                        4,224          384,973
                                                                         2,740,164
Germany--9.9%
Deutsche Boerse AG                                          4,941          978,879
E On AG                                                     5,269        1,119,526
Gerry Weber International AG                                9,472          307,433
K+S AG                                                      3,313          786,895
SAP AG                                                      7,881          408,649
Siemens AG                                                  3,645          579,082
Symrise AG                                                 17,061a         480,049
                                                                          4,660,513

Greece--1.2%
Public Power Corp. SA                                      11,016          578,763

Hong Kong--3.5%
Agile Property Holdings Ltd.                              200,000          358,778
Huabao International Holdings Ltd.                        180,000          179,048
Shui On Land Ltd.                                          84,000           96,732
SRE Group Ltd.                                            885,000          223,436
Swire Pacific Ltd. Class A                                 56,000          766,724
                                                                         1,624,718
Indonesia--1.8%
PT Astra International Tbk                                 98,000          282,203
PT Bank Central Asia Tbk                                  354,500          272,839
PT Indosat Tbk                                            316,500          291,651
                                                                           846,693
Italy--0.8%
Unipol Gruppo Finanziari SA                               114,246          361,389

Japan--10.5%
Asahi Breweries Ltd.                                       34,300          582,129
Central Japan Railway Co.                                      33          281,161
Japan Airport Terminal Co., Ltd.                           25,000          425,008
Japan Tobacco, Inc.                                           183        1,086,785
KDDI Corp.                                                     52          386,720
Mitsubishi Corp.                                           16,000          436,509
Mitsui & Co., Ltd.                                         11,000          233,743
Nintendo Co., Ltd.                                            500          304,050
NTT Urban Development Corp.                                   345          550,384
Yamada Denki Co., Ltd.                                      5,490          625,868
                                                                         4,912,357
Luxembourg--0.6%
Arcelor Mittal                                              3,832          297,461

Malaysia--1.5%
AMMB Holdings Berhad                                        9,900           11,339
Bursa Malaysia Bhd                                         70,000          299,679
Genting BHD                                               117,400          278,302
Telekom Malaysia Berhad                                    29,000           97,779
                                                                           687,099
Netherlands--2.8%
Unilever NV                                                35,395        1,299,135

Norway--3.1%
Aker Kvaerner ASA                                          10,466          278,423
Statoil ASA                                                37,711        1,173,305
                                                                         1,451,728
Philippines--0.6%
Ayala Corp.                                                22,211          301,078

Portugal--0.9%
Portugal Telecom, SGPS, S.A.                               34,106          444,485

Russia--2.4%
AFK Sistema - GDR                                           9,275a         387,231
Evraz Group SA - GDR                                        4,299          333,173
Oao Gazprom ADR                                             6,920          392,364
                                                                         1,112,768
Singapore--4.3%
Indofood Agri Resources Ltd.                              381,000a         633,671
Jardine Matheson Holdings Ltd.                             37,200        1,027,507
Singapore Airlines Ltd.                                    30,466          364,193
                                                                         2,025,371
South Africa--3.2%
Anglo Platinum Ltd.                                         2,171          321,528
AngloGold Ashanti Ltd.                                      7,843          336,950
ArcelorMittal South Africa Ltd.                            18,484a         369,951
MTN Group Ltd.                                             25,092          471,156
                                                                         1,499,585
South Korea--2.6%
KT&G Corp. 144A GDR                                         8,767          394,515
LG Telecom Ltd.                                            25,678a         269,319
Samsung Fire & Marine Insurance Co., Ltd.                   1,030          277,759
Shinsegae Co., Ltd.                                           360          277,448
                                                                         1,219,041
Spain--2.4%
Iberdrola Renovables                                       41,000a         338,070
Telefonica SA                                              23,843          773,178
                                                                         1,111,248
Sweden--0.8%
Tele2 AB, Class B                                          17,897          358,643

Switzerland--7.7%
ABB Ltd.                                                   14,306          411,882
Bank Sarasin & Cie AG                                          66          311,651
Compagnie Financiere Richemont SA                           7,104          487,185
Nestle SA                                                   2,377        1,090,944
Nobel Biocare Holding AG                                    1,218          325,732
Nobel Biocare Holding AG-BR                                 1,288a           2,933
Novartis AG                                                 9,394          514,887
Syngenta AG                                                 1,859a         473,364
                                                                         3,618,578
Taiwan--0.2%
Chunghwa Telecom Co., Ltd. ADR                              5,042a         106,433

Thailand--1.3%
Advanced Info Service PCL                                 115,100          369,531
Bank of Ayudhya PCL                                       263,400          233,607
                                                                           603,138
United Kingdom--19.1%
Admiral Group PLC                                          20,893          456,314
Anglo American PLC                                         15,809          966,774
BHP Billition PLC                                          12,680          389,223
British American Tobacco PLC                               28,832        1,124,883
Cable & Wireless PLC                                      163,963          605,520
GlaxoSmithKline PLC                                        19,926          506,012
ICAP PLC                                                   66,663          961,591
Old Mutual PLC                                            116,068          386,239
Prudential PLC                                             38,255          540,802
Sibir Energy PLC                                           31,061          354,612
St. James's Place PLC                                      61,340          336,142
Tesco PLC                                                  59,143          560,427
Vodafone Group PLC                                        255,982          954,498
Xstrata PLC                                                11,207          789,928
                                                                         8,932,965
TOTAL EQUITIES (Cost $39,876,016)                                       46,171,465

PREFERRED STOCKS--0.7%
Brazil--0.7%
Companhia Vale do Rio Doce ADR
  (Cost $220,707)                                          11,092a         310,354

TOTAL UNAFFILIATED INVESTMENTS (Cost $40,096,723)                       46,481,819

AFFILIATED INVESTMENT--0.0%
Dreyfus Institutional Preferred Plus Money Market Fund
  (Cost $19,172)                                           19,172b          19,172
                                                                        ----------

TOTAL INVESTMENTS--99.3% (Cost $40,115,895)                             46,500,991
OTHER ASSETS, LESS LIABILITIES--0.7%                                       340,559
                                                                        ----------
NET ASSETS--100%                                                        46,841,550
                                                                        ==========

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts
a    Non-income producing security.
b    Affilated institutional money market fund.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $40,115,895. Net unrealized appreciation on investments was $6,385,096 of which $7,813,861 related to appreciated investment securities and $1,428,765 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007 the Fund held the following forward foreign currency exchange contracts:

                          Local      Contract
                        Principal      Value          Value at         USD Amount      Unrealized
Contracts to Deliver      Amount       Date       December 31, 2007    to Receive     Appreciation
----------------------------------------------------------------------------------------------------
Australian Dollar          20,424     1/3/2008              $17,897       $17,938               $41
----------------------------------------------------------------------------------------------------
                          Local      Contract                                          Unrealized
                        Principal      Value          Value at         USD Amount     Appreciation/
Contracts to Receive      Amount       Date       December 31, 2007    to Deliver    (Depreciation)
----------------------------------------------------------------------------------------------------
Hong Kong Dollar        3,901,666    5/15/2008             $502,686      $504,000           $ (1314)
Malaysian Ringgit       1,182,321    1/15/2008              357,905       343,000            14,905
Malaysian Ringgit       1,166,049    1/15/2008              352,979       342,000            10,979
Norwegian Krone         4,101,689    2/15/2008              754,242       755,000              (758)
Russian Ruble           8,659,440    3/14/2008              352,407       342,000            10,407
Singapore Dollar          512,776    2/15/2008              356,971       343,000            13,971
Singapore Dollar          509,988    2/15/2008              355,029       342,000            13,029
South African Rand      2,628,596    4/15/2008              377,827       378,000              (173)
Swedish Krona           2,284,091    2/15/2008              353,617       343,000            10,617
Swedish Krona           2,242,698    2/15/2008              347,209       352,000            (4,791)
                                                  --------------------------------------------------
                                                          4,110,872     4,044,000            68,186
                                                  =================================================

Mellon Institutional Funds Investment Trust
Standish Mellon Intermediate Tax Exempt Bond Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                    Rate       Maturity     Par Value    Value ($)
----------------------------------------------------------------------------------------------------------------------------
BONDS--97.7%

General Obligations--10.8%
ABAG CA Odd Fellows Homes                                                   5.700%     8/15/2014    1,000,000      1,012,080
Austin TX Independent School District PSF-GTD NCL                           5.000       8/1/2016    1,000,000      1,094,750
California State                                                            5.000      10/1/2011       70,000         73,035
California State                                                            5.000       6/1/2014    1,435,000      1,549,011
Commonwealth of Massachusetts NCL                                           6.000      11/1/2010    1,350,000      1,452,006
Commonwealth of Massachusetts                                               5.000       7/1/2012    2,000,000      2,138,280
Cypress-Fairbanks TX Independent School District PSF-GTD NCL                5.000      2/15/2016    1,135,000      1,240,056
Magnolia TX Independent School District Refunding PSF-GTD                   5.000      8/15/2018    1,000,000      1,089,120
New York NY                                                                 5.250       9/1/2014    1,000,000      1,090,070
New York NY NCL                                                             5.000       6/1/2011    1,000,000      1,052,700
New York NY NCL                                                             5.000       8/1/2013    1,500,000      1,604,400
New York NY Series B NCL                                                    5.000       8/1/2011      770,000        812,188
Pasadena TX Independent School District PSF-GTD NCL                         5.000      2/15/2015    1,360,000      1,481,176
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                         5.000       7/1/2018    2,325,000      2,339,462
Puerto Rico Commonwealth NCL                                                5.250       7/1/2014    1,000,000      1,048,120
Puerto Rico Public Building Authority Revenue (a)                           5.000       7/1/2028    1,000,000      1,024,620
San Antonio TX                                                              5.000       2/1/2015    1,000,000      1,087,380
San Antonio TX Apartment Systems Revenue AMT FSA                            5.000       7/1/2013    1,000,000      1,053,400
Spring Branch TX Independent School District PSF-GTD                        5.625       2/1/2014    1,000,000      1,117,100
Texas Refunding AMT NCL                                                     5.000       8/1/2017    1,000,000      1,073,110
                                                                                                                 -----------
                                                                                                                  24,432,064
                                                                                                                 -----------

Government Backed--18.8%
Alpine UT School District Prerefunded                                       5.000      3/15/2011       25,000         25,359
Chicago IL Board of Education MBIA Prerefunded                              5.500      12/1/2016    1,275,000      1,439,411
Dallas TX Independent School District PSF-GTD Prerefunded                   5.500      2/15/2017    1,500,000      1,625,325
District of Columbia MBIA NCL                                               5.750       6/1/2010       10,000         10,608
Golden State Tobacco Securitization Corporation Prerefunded                 5.000       6/1/2021      155,000        156,248
Golden State Tobacco Securitization Corporation Prerefunded                 6.750       6/1/2039    2,000,000      2,312,340
Goose Creek TX Independent School District PSF-GTD Escrowed to maturity     7.000      8/15/2009      230,000        244,416
Goose Creek TX Independent School District PSF-GTD Prerefunded              7.000      8/15/2009      110,000        116,895
Goose Creek TX Independent School District PSF-GTD Unrefunded               7.000      8/15/2009      260,000        276,169
Kentucky Property and Buildings Commission Revenue FSA Prerefunded          5.000       8/1/2021    2,000,000      2,200,840
Massachusetts MBIA Prerefunded                                              5.500      11/1/2015    1,000,000      1,081,010
Massachusetts FSA Prerefunded                                               5.000      12/1/2023    1,000,000      1,097,100
Massachusetts DFA Williston School Prerefunded                              6.000      10/1/2013      160,000        166,531
Metropolitan Government Nashville & Davidson TN Industrial
  Development Board Revenue Prerefunded                                     7.500     11/15/2010    1,000,000      1,097,090
Miami-Dade County FL Educational Facilities Authority AMBAC Prerefunded     5.000       4/1/2031    1,100,000      1,195,590
Milwaukee WI Metropolitan Sewer District Prerefunded                        5.250      10/1/2019    1,000,000      1,100,640
New Jersey State Transportation FSA                                         5.750     12/15/2014      770,000        881,627
New Mexico State Hospital Equipment Loan Revenue Presbyterian Healthcare
  Services Prerefunded                                                      5.750       8/1/2012    1,000,000      1,093,330
Northern Tobacco Securitization Corporation Alaska Prerefunded              6.500       6/1/2031    1,000,000      1,077,070
Northern Tobacco Securitization Corporation Alaska Prerefunded              4.750       6/1/2015      425,000        429,178
Oklahoma DFA Revenue Hillcrest Healthcare System Prerefunded                5.625      8/15/2019    2,185,000      2,291,562
Oklahoma DFA Revenue Prerefunded                                            5.625      8/15/2029    1,000,000      1,048,770
Osceola County School Board FL COP AMBAC Prerefunded                        5.250       6/1/2027    1,000,000      1,089,310
Palm Beach County FL Solid Waste AMBAC                                      6.000      10/1/2009       60,000         63,008
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue MBIA
  Prerefunded                                                               5.250      12/1/2016    1,000,000      1,103,310
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
  Prerefunded                                                               5.750       7/1/2041    1,500,000      1,651,590
Puerto Rico Public Buildings Authority NCL                                  5.750       7/1/2016    2,000,000      2,163,080
Puerto Rico Electric Power Authority Power Revenue FSA Prerefunded          5.250       7/1/2029    1,000,000      1,062,170
Texas Municipal Power Agency Revenue Prerefunded (b)                        0.000       9/1/2016       10,000          7,194
Tobacco Settlement Authority Iowa Prerefunded                               5.600       6/1/2035    2,000,000      2,159,580
Tobacco Settlement Financing Corporation NJ                                 5.000       6/1/2010      500,000        521,275
Tobacco Settlement Financing Corporation NJ Prerefunded                     6.000       6/1/2037    2,000,000      2,218,920
Tobacco Settlement Financing Corporation NJ Prerefunded                     4.375       6/1/2019      215,000        216,208
Tobacco Settlement Financing Corporation NJ Prerefunded                     6.750       6/1/2039    1,855,000      2,161,557
Tobacco Settlement Financing Corporation NJ Prerefunded                     6.250       6/1/2043    2,000,000      2,281,480
Tobacco Settlement Financing Corporation VA Prerefunded                     5.625       6/1/2037    2,000,000      2,268,200
Utah Prerefunded                                                            5.000       7/1/2015    2,000,000      2,168,460
                                                                                                                 -----------
                                                                                                                  42,102,451
                                                                                                                 -----------

Housing Revenue--3.7%
California Housing Finance Agency AMT                                       4.600       2/1/2041    1,500,000      1,503,000
Colorado HFA Single Family Project AMT (a)                                  6.800       2/1/2031    1,275,000      1,353,629
Colorado HFA Single Family Project FHA AMT (a)                              6.600       8/1/2032      990,000      1,046,598
Florida Housing Finance Corporation FSA                                     5.750       1/1/2017       25,000         25,144
Massachusetts Housing Finance Agency AMT (a)                                3.900      12/1/2017    1,000,000      1,003,630
Ohio HFA Mortgage Revenue AMT GNMA                                          5.350       9/1/2018      175,000        177,034
Rhode Island Housing and Mortgage Finance Corporation                       4.950      10/1/2016      130,000        130,684
Utah HFA AMT SFM                                                            5.400       7/1/2020      170,000        170,517
Virginia Housing Development Authority,Commonwealth Mortgage Revenue
  AMT NCL                                                                               7/1/2013    2,000,000      1,992,720
Wyoming Community Development Authority Housing Revenue AMT                 5.500      12/1/2017    1,000,000      1,068,050
                                                                                                                 -----------
                                                                                                                   8,471,006
                                                                                                                 -----------

Industrial Development--6.3%
Buckeye Tobacco Settlement Financing Authority OH                           5.125       6/1/2024    3,900,000      3,697,785
Dayton OH Special Facilities Revenue AMT NCL                                6.200      10/1/2009    1,000,000      1,043,100
Gloucester NJ Resource Recovery (a)                                         6.850      12/1/2029      500,000        523,655
Golden State Tobacco Securitization Corporation CA                          4.500       6/1/2027    2,830,000      2,538,085
Hendersonville TN Kroger                                                    5.950     12/15/2008       65,000         65,532
Massachusetts DFA Waste Management Resource Recovery AMT (a)                6.900      12/1/2029      500,000        524,110
Connecticut Gaming Authority Mohegan Tribe                                  5.375       1/1/2011      900,000        909,621
Northern Tobacco Securitization Corporation Alaska                          4.625       6/1/2023      975,000        905,024
San Manuel Entertainment Series 2004-C                                      4.500      12/1/2016    1,000,000        961,580
Tobacco Settlement Authority of Southern California                         4.750       6/1/2025      975,000        924,953
Tobacco Settlement Financing Corporation NJ                                 4.500       6/1/2023    1,265,000      1,157,703
Tobacco Settlement Authority Washington                                     6.500       6/1/2026      930,000        967,367
                                                                                                                 -----------
                                                                                                                  14,218,515
                                                                                                                 -----------

Insured Bonds--39.7%
Atlanta GA Airport Revenue AMT FGIC NCL                                     5.250       1/1/2012      900,000        945,531
Atlanta GA Airport Revenue AMT FSA NCL                                      5.250       1/1/2013    1,000,000      1,062,560
Bourbonnais IL Industrial Project Revenue NCL RADIAN                        5.000      11/1/2015    1,000,000      1,037,960
Broward County FL School Board COP AMBAC                                    5.000       7/1/2013    1,000,000      1,066,120
Broward County FL School Board COP FGIC                                     5.000       7/1/2013    1,000,000      1,063,560
California State AMBAC                                                      6.000       4/1/2016    1,000,000      1,165,130
California State XLCA NCL                                                   5.000       8/1/2016      750,000        817,612
Charleston SC COP MBIA                                                      6.000      12/1/2008    1,000,000      1,026,380
Chicago O'Hare International Airport IL Revenue FGIC                        5.250       1/1/2014    1,000,000      1,080,940
Chicago O'Hare International Airport IL Revenue MBIA NCL                    5.250       1/1/2017    1,000,000      1,098,380
Chicago O'Hare International Airport IL Revenue AMBAC AMT                   5.500       1/1/2012    1,000,000      1,040,220
Citizens Property Insurance Corporation FL MBIA                             5.000       3/1/2014    1,000,000      1,067,550
Citizens Property Insurance Corporation FL MBIA NCL                         5.000       3/1/2015    2,000,000      2,142,600
Clark County NV AMBAC                                                       5.000      11/1/2013    1,000,000      1,082,210
Clark County NV Airport Revenue AMT FGIC NCL                                5.250       7/1/2012    1,000,000      1,054,290
Cleveland OH Waterworks Revenue MBIA                                        5.500       1/1/2013    1,500,000      1,584,045
Colorado State Department of Corrections Penitentiary II Project B AMBAC    5.000       3/1/2015    1,000,000      1,087,610
Cook County IL School District FSA NCL                                      6.750       5/1/2010    1,200,000      1,296,612
Cook County IL High School FGIC NCL                                         7.875      12/1/2014      750,000        952,943
Denver City and County CO Airport Revenue AMT FGIC                          5.250     11/15/2013    1,000,000      1,052,000
Detroit MI City School District FSA NCL                                     5.000       5/1/2014    1,000,000      1,087,950
Detroit MI Sewer Disposal Revenue FSA NCL                                   5.250       7/1/2019    1,000,000      1,115,230
Detroit MI Sewer Disposal Revenue MBIA NCL                                  5.000       7/1/2013    1,000,000      1,073,320
District of Columbia MBIA NCL                                               5.750       6/1/2010       15,000         15,869
Douglas County CO School District MBIA                                      7.000     12/15/2012      625,000        723,869
Fairfax County VA EDA Residential Recovery AMBAC AMT NCL                    6.100       2/1/2011    1,000,000      1,073,330
Farmington NM Pollution Control Revenue FGIC (a)                            3.550       4/1/2029    2,000,000      2,003,340
Fort Bend County TX NCL MBIA                                                5.000       3/1/2014    1,000,000      1,082,410
Golden State Tobacco Securitization Corporation AMBAC                       5.000       6/1/2020      500,000        511,355
Golden State Tobacco Securitization Corp. AMBAC (4.60% Beginning
  6/1/2010) (c)                                                             0.000       6/1/2023      750,000        649,155
Harris County TX Toll Revenue FGIC NCL                                      6.000       8/1/2012    1,000,000      1,109,720
Harris County Texas Health Facility Development Corporation MBIA            6.000       6/1/2013    1,000,000      1,113,840
Hawaii Harbor AMT FSA                                                       5.000       1/1/2014    1,000,000      1,064,860
Hillsborough County FL Assessment Revenue FGIC                              5.000       3/1/2013    1,000,000      1,063,390
Hillsborough County FL Utility Revenue AMBAC                                5.500       8/1/2012    1,000,000      1,088,700
Honolulu City and County HI Board Water Supply AMT MBIA                     5.000       7/1/2014    1,000,000      1,058,430
Houston TX MBIA NCL                                                         5.000       3/1/2016    2,000,000      2,181,560
Indianapolis IN Airport Authority AMT AMBAC                                 5.000       1/1/2017    1,000,000      1,046,460
Intermountain Power Agency UT MBIA NCL                                      6.500       7/1/2010    1,000,000      1,078,680
Kenton County KY Airport Board Airport Revenue AMT XLCA NCL                 5.000       3/1/2013    2,500,000      2,585,900
Louisiana Citizens Property Insurance Corporation AMBAC NCL                 5.250       6/1/2010    2,000,000      2,075,400
Louisville and Jefferson County KY Regional Airport Authority Revenue
  FSA AMT                                                                   5.500       7/1/2011    1,355,000      1,432,384
Lubbock County TX FSA                                                       4.500      2/15/2021    1,000,000      1,021,720
Massachusetts HEFA Lahey Clinic Medical Center FGIC                         5.000      8/15/2014    1,000,000      1,077,440
Mesa AZ Utility System Revenue FGIC                                         5.000       7/1/2018    1,000,000      1,093,070
Metropolitan Washington DC Airports Authority Airport System Revenue
  AMT FGIC NCL                                                              5.500      10/1/2012    1,715,000      1,834,930
Metropolitan Washington DC Airports Authority Airport System Revenue
  AMT MBIA                                                                  5.000      10/1/2012    1,000,000      1,048,470
Metropolitan Washington DC Airports Authority Airport System Revenue
  AMT AMBAC NCL                                                             5.000      10/1/2015    1,000,000      1,055,730
Miami Dade County FL Aviation Revenue AMT MBIA                              5.250      10/1/2014    1,000,000      1,056,140
Midlothian TX Development Authority RADIAN                                  5.000     11/15/2013      530,000        555,175
Minneapolis and Saint Paul MN Metropolitan Airports Commission Airports
  Revenue FGIC NCL                                                          5.000       1/1/2016    1,000,000      1,078,460
Nassau County NY FGIC                                                       6.000       7/1/2010       25,000         26,664
New Jersey Health Care Facilities Financing Authority Revenue AMBAC         4.800       8/1/2021      350,000        352,265
New Jersey Transit Corporation COP AMBAC NCL                                5.250      9/15/2014    1,000,000      1,092,390
New Jersey State Transportation FSA                                         5.750     12/15/2014      230,000        261,818
New Orleans LA Aviation Board Revenue AMT FSA NCL                           5.000       1/1/2011    1,060,000      1,092,924
New York State Dormitory Authority Presbyterian Hospital AMBAC FHA          4.400       8/1/2013       10,000         10,010
New York State Dormitory Authority State University Educational
  Facilities MBIA                                                           5.250      5/15/2015    2,000,000      2,188,980
New York State Dormitory Authority State University Educational
  Facilities MBIA Prerefunded                                               6.000      5/15/2015    1,000,000      1,076,530
North Carolina Medical Care Community Revenue AMBAC                         5.000      10/1/2012      750,000        802,440
North Slope Boro Alaska MBIA                                                5.000      6/30/2016    1,000,000      1,089,400
Palm Beach County FL Public Improvement Revenue AMBAC                       5.000       6/1/2015    1,000,000      1,089,620
Palm Beach County FL School Board COP AMBAC                                 5.000       8/1/2013    1,000,000      1,069,600
Palm Beach County FL School Board COP MBIA                                  5.000       8/1/2011    1,000,000      1,049,970
Palm Beach County FL Solid Waste Authority Revenue AMBAC                    5.000      10/1/2011    1,000,000      1,055,360
Pasco County FL Solid Waste AMBAC AMT NCL                                   6.000       4/1/2010    1,000,000      1,053,170
Pennsylvania Economic DFA Resource Recovery Revenue; Colver Project
  AMT AMBAC                                                                 5.000      12/1/2012    1,000,000      1,055,990
Philadelphia PA School District FSA NCL                                     5.750       2/1/2011    1,000,000      1,075,300
Platte River Power Authority CO Power Revenue FSA                           5.000       6/1/2013    2,000,000      2,162,980
Port Authority NY and NJ AMT                                                5.000      10/1/2013    1,000,000      1,067,700
Port Saint Lucie FL Community Redevelopment Agency Revenue MBIA             5.000       1/1/2019    1,550,000      1,660,050
Port of Seattle WA Revenue AMT AMBAC                                        5.000      10/1/2014    2,000,000      2,140,220
Puerto Rico Electric Power Authority Revenue XLCA                           5.500       7/1/2016      500,000        550,900
Raleigh Durham NC Airport Authority AMT FGIC NCL                            5.000       5/1/2014    1,190,000      1,257,223
Saint Louis MO Airport Revenue FSA                                          5.000       7/1/2013    1,000,000      1,066,120
Saint Louis MO Airport Revenue FSA NCL                                      5.000       7/1/2014    1,250,000      1,340,038
Stafford TX Economic Development FGIC                                       6.000       9/1/2015      525,000        602,973
Sweetwater County Wyoming Improvement Project Powers Board MBIA             5.000     12/15/2009    1,120,000      1,159,245
Wisconsin State Certificate Participation MBIA NCL                          5.000       3/1/2010    2,295,000      2,379,410
                                                                                                                 -----------
                                                                                                                  89,609,830
                                                                                                                 -----------

Lease Revenue--4.6%
Greenville County SC School District                                        5.000      12/1/2011    1,000,000      1,057,690
New Jersey Economic Development Authority Revenue School Facilities
  Construction NCL                                                          5.000       9/1/2012    1,000,000      1,066,570
New York State Dormitory Authority Revenue (a)                              5.250     11/15/2023    2,500,000      2,676,575
New York State Thruway Authority Service Contract Revenue NCL               5.000       4/1/2011    1,000,000      1,052,120
New Jersey B PPTYS Lease Revenue King County Washington Project             5.000      12/1/2014    1,000,000      1,090,030
Puerto Rico Public Finance Corp. LOC: Government Development Bank for
  Puerto Rico (a)                                                           5.750       8/1/2027    2,250,000      2,350,170
Tobacco Settlement Funding Corporation NY                                   5.250       6/1/2013    1,000,000      1,007,220
                                                                                                                 -----------
                                                                                                                  10,300,375
                                                                                                                 -----------

Revenue Bonds--10.4%
Alaska Student Loan Corporation Revenue AMT NCL                             5.250       6/1/2014    1,000,000      1,085,300
Energy Northwest WA Electric Revenue NCL                                    5.500       7/1/2015    1,000,000      1,121,000
Energy Northwest WA Electric Revenue NCL                                    5.000       7/1/2011    1,000,000      1,055,970
Energy Northwest WA Electric Revenue NCL                                    5.000       7/1/2015    1,000,000      1,088,470
Franklin County OH Revenue Refunding Trinity Health Credit NCL              5.000       6/1/2014    1,340,000      1,421,258
Illinois DFA Depaul University NCL                                          5.500      10/1/2011    1,000,000      1,064,100
Illinois HEFA Condell Medical Center                                        6.000      5/15/2010      270,000        273,380
Indiana Health Facility Financing Authority Revenue                         5.000      11/1/2011      500,000        526,060
Lubbock TX Health Facilities Development St. Joseph Healthcare System       5.000       7/1/2008    2,000,000      2,018,780
Massachusetts HEFA Partners NCL                                             5.000       7/1/2012    1,250,000      1,320,913
Metropolitan Transportation Authority NY Revenue                            5.250     11/15/2014    1,000,000      1,093,150
Michigan State Hospital Finance Authority                                   5.250     11/15/2010    1,000,000      1,036,470
New York City NY Industrial Development Agency Special Facility Revenue
  AMT                                                                       5.500       1/1/2014    1,000,000      1,062,790
Puerto Rico Commonwealth Highway and Transportation Authority Revenue       5.000       7/1/2016    1,000,000      1,036,390
SA Energy Acquisition Public Facility Corporation TX Gas Supply Revenue     5.250       8/1/2014    1,000,000      1,049,200
Tennessee Energy Acquisition Corporation                                    5.250       9/1/2017    3,000,000      3,133,830
Texas Municipal Gas Acquisition and Supply Corporation I Gas Supply
  Revenue                                                                   5.000     12/15/2011    1,000,000      1,019,680
Texas Municipal Gas Acquisition and Supply Corporation I Gas Supply
  Revenue                                                                   5.000     12/15/2014    2,000,000      2,029,240
Texas Transportation Commission First Tier Revenue NCL                      5.000       4/1/2016    1,000,000      1,093,050
                                                                                                                 -----------
                                                                                                                  23,529,031
                                                                                                                 -----------

Special Revenues--3.4%
Arizona Transportation Board Excise Tax Revenue NCL Prerefunded             5.000       7/1/2017    1,550,000      1,708,735
Florida Hurricane Catastrophe Funding Financial Corporation                 5.250       7/1/2012    2,000,000      2,135,740
Jicarilla NM Apache Nation Revenue                                          5.000       9/1/2013      500,000        526,105
Puerto Rico Commonwealth Government Development Bank                        5.000      12/1/2015    1,000,000      1,037,640
Puerto Rico Commonwealth Government Development Bank AMT                    5.250       1/1/2015      600,000        618,030
Scottsdale AZ Excise Tax Revenue                                            5.000       7/1/2015    1,550,000      1,699,916
Wisconsin State Transportation Revenue                                      5.500       7/1/2010       15,000         15,838
                                                                                                                 -----------
                                                                                                                   7,742,004
                                                                                                                 -----------
TOTAL BONDS (Cost $218,573,306)                                                                                  220,405,276
                                                                                                                 -----------

SHORT-TERM INVESTMENTS--1.0%

Short-Term Bonds--1.0%
Clark Cnty NV School District (a)                                           3.400      6/15/2021      300,000        300,000
Idaho Health Facilities Authority (a)                                       3.650       7/1/2035    1,625,000      1,625,000
Kansas State Department of Transportation Highway Revenue (a)               3.630       9/1/2020      100,000        100,000
University NC Hospital at Chapel Hill (a)                                   3.650      2/15/2031      200,000        200,000
                                                                                                                 -----------
Total Short-Term Bonds (Cost $2,225,000)                                                                           2,225,000
                                                                                                                 -----------

Investment Company--0.0%                                                                                 Shares
                                                                                                         ------
Wells Fargo National Tax-Free Money Market Fund (Cost $85,707)                                           85,707       85,707
                                                                                                                 -----------
Total Short-Term Investments (Cost $2,310,707)                                                                     2,310,707
                                                                                                                 ===========

TOTAL INVESTMENTS--98.7% (Cost $220,884,013)                                                                     222,715,983
                                                                                                                 -----------
OTHER ASSETS, LESS LIABILITIES--1.3%                                                                               2,986,756
                                                                                                                 -----------
NET ASSETS--100%                                                                                                 225,702,739
                                                                                                                 ===========

Notes to Schedule of Investments:
AMBAC--American Municipal Bond Assurance Corporation
AMT--Alternative Minimum Tax
COP--Certificate of Participation
DFA--Development Finance Authority
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GTD--Guaranteed
HEFA--Heatlth & Educational Facilities Authority
HFA--Housing Finance Authority
MBIA--Municipal Bond Investors Assurance Insurance Corporation
NCL--Non-callable
PSF--Permanet School Fund
RADIAN--Radian Group
SFM--Single Family Mortgage
XLCA--XL Capital Assurance Inc.
(a) Variable Rate Security; rate indicated is as of December 31, 2007. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.
(b)  Zero coupon security.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $220,884,013. Net unrealized appreciation on investments was $1,831,970 of which $2,659,906 related to appreciated investment securities and $827,936 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Emerging Markets Core Equity Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                  Shares          Value ($)
-------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS-- 100.7%

Equities--98.2%
Brazil--14.2%
Banco DO Brasil SA                                           15,300          261,450
Brasil Telecom SA Preferred                                  17,600          178,572
Cia Energetica de Minas Gerais Preferred                      5,100           93,170
Companhia Paranaense de Energia-Copel Preferred               9,200          138,595
Companhia Vale do Rio Doce Preferred A                       17,800          507,785
Perdigao SA                                                   3,800           93,345
Petroleo Brasileiro SA Preferred                              5,600          277,010
Sadia SA Preferred                                           16,500a          93,862
Uniao de Bancos Brasileiros SA                                8,000          111,209
Usinas Siderurgicas de Minas Gerais SA Preferred              4,350          199,161
Vivo Participacoes SA Preferred                              20,100          105,754
                                                                           2,059,913
China--3.5%
Bank of China, Ltd.                                         226,000          107,677
China Shipping Development Co., Ltd.                         62,000          161,686
Ping An Insurance Group Co.                                  22,500          238,682
                                                                             508,045
Czech Republic--0.6%
CEZ                                                           1,133           85,050

Egypt--1.4%
Commercial International Bank                                 5,208           86,520
Telecom Egypt                                                32,273          123,215
                                                                             209,735
Hong Kong--10.3%
China Mobile Ltd.                                            26,000          450,565
CNOOC Ltd.                                                  158,000          265,222
CNPC Hong Kong Ltd.                                         110,000           69,564
Datang International Power Generation Co., Ltd.              88,000           77,014
Harbin Power Equipment Co., Ltd.                             38,000          120,637
Industrial and Commercial Bank of China                     277,000          196,893
Shanda Interactive Entertainment Ltd. ADR                     3,100a         103,354
Shenzhen Investment Ltd.                                    173,000          121,234
Weiqiao Textile Co., Ltd.                                    71,000          100,696
                                                                           1,505,179
Hungary--0.7%
MOL Hungarian Oil and Gas Nyrt.                                 681           96,557

India--6.9%
Bharat Petroleum Corp., Ltd.                                 11,288          150,101
Grasim Industries Ltd.                                        2,464          229,146
Maruti Suzuki India Ltd.                                      2,980           75,257
Oil and Natural Gas Corp., Ltd.                               5,625          176,685
Reliance Industries Ltd.                                      1,200           87,843
Rolta India Ltd.                                              5,100           92,643
Satyam Computer Services Ltd. ADR                             3,170           84,702
Sintex Industries Ltd.                                        7,870          114,183
                                                                           1,010,560
Indonesia--1.2%
PT Bank Pan Indonesia Tbk                                 1,402,000a         100,565
PT Gudang Garam Tbk                                          79,000           71,526
                                                                             172,091
Israel--2.7%
Bank of Hapoalim BM                                          18,790           93,755
Check Point Software Technologies Ltd.                        4,300a          94,428
Teva Pharmaceutical ADR                                       4,300          199,864
                                                                             388,047
Malaysia--2.2%
Hong Leong Bank Berhad                                      101,400          194,140
RHB Capital BHD                                              73,900          130,046
                                                                             324,186
Mexico--3.9%
Alfa SA de CV                                                22,600          146,102
Fomento Economico Mexicano ADR                                5,330          203,446
Grupo Aeroportuario del Sureste                              22,400          137,209
Grupo Televisa SA                                            17,800           85,022
                                                                             571,779
Philippines--0.8%
Globe Telecom, Inc.                                           3,200          121,859

Poland--2.2%
BRE Bank SA                                                     945a         193,884
KGHM Polska Miedz SA                                          2,790          119,924
                                                                             313,808
Russia--9.8%
JSC MMC Norilsk Nickel ADR                                    1,190          322,192
Lukoil ADR                                                    2,900          250,850
Mechel ADR                                                    1,900b         184,566
Mobile TeleSystems ADR                                        2,250          229,027
Oao Gazprom ADR                                               7,800          442,260
                                                                           1,428,895
South Africa--8.0%
ABSA Group, Ltd.                                              4,028           65,558
ArcelorMittal South Africa Ltd.                               7,506          150,230
FirstRand Ltd.                                               29,100           84,270
Metropolitan Holdings Ltd.                                   37,618           83,234
MTN Group Ltd.                                                5,950c         111,724
Murray & Roberts Holdings Ltd.                               10,100          151,056
Nedbank Group, Ltd.                                           4,280           85,349
Remgro Ltd.                                                   4,292          124,965
Sasol Ltd.                                                    4,830          240,084
Telkom SA Ltd.                                                3,558           71,995
                                                                           1,168,465
South Korea--12.5%
Honam Petrochemical Corp.                                       764           84,659
Hyundai Department Store Co., Ltd.                              696           88,199
Hyundai Heavy Industries                                        601          279,763
Hyundai Motor Co.                                             1,951          148,737
Industrial Bank of Korea                                      5,280          100,152
Jusung Engineering Co., Ltd.                                  3,980a          74,987
KT&G Corp.                                                    1,017           86,518
LG Chem Ltd.                                                    975           92,956
LG Electronics, Inc.                                          1,245          131,157
LG Philips LCD Co., Ltd.                                      2,560a         135,460
POSCO                                                           203          122,894
Samsung Electronics Co., Ltd.                                   281          165,205
Shinhan Financial Group Co., Ltd.                             1,728           99,174
SK Energy Co., Ltd.                                           1,058a         203,556
                                                                           1,813,417
Taiwan--9.9%
Asia Cement Corp.                                           144,411          209,708
Asustek Computer, Inc.                                       45,000          134,236
Chi Mei Optoelectronics Corp.                               105,400          146,848
Compal Electronics, Inc.                                    123,410          134,459
First Financial Holding Co., Ltd.                           143,920          105,761
High Tech Computer Corp.                                      5,000           91,503
Hung Poo Real Estate Development Corp.                       81,760           59,853
Siliconware Precision Industries Co.                         38,300           68,194
Taiwan Mobile Co., Ltd.                                     114,000          152,240
Taiwan Semiconductor Manufacturing Co., Ltd. ADR              7,313           72,837
Tong Yang Industry Co., Ltd.                                 75,770           63,250
Unimicron Technology Corp.                                   48,000           83,714
Wistron Corp.                                                66,757          123,227
                                                                           1,445,830
Thailand--3.6%
Bangkok Bank Public Co., Ltd.                                20,800           82,836
Electricity Generating Public Co., Ltd.                      25,500           98,092
Kasikornbank Public Co., Ltd.                                33,300           96,470
PTT Public Co., Ltd.                                          5,900           73,828
Thai Airways International Public Co., Ltd.                  67,100           87,747
Thai Oil Public Co., Ltd.                                    30,200           86,463
                                                                             525,436
Turkey--3.8%
Anadolu Efes Biracilik ve Malt Sanayii AS                     8,640          103,042
Selcuk Ecza Deposu Ticaret ve Sanayi AS                      32,400a          65,606
Tupras-Turkiye Petrol Rafine AS                               4,293          126,156
Turkcell Iletisim Hizmetleri AS                              17,190          188,788
Turkiye Is Bankasi                                           11,300           71,261
                                                                             554,853
TOTAL EQUITIES (Cost $11,444,873)                                         14,303,705

EXCHANGE TRADED FUNDS--0.8%
Ishares MSCI Emerging Markets Index                             800a,c       120,240
Total Exchange Traded Funds (Cost $123,981)

INVESTMENT OF CASH COLLATERAL--1.7%                          Shares
                                                             ------
BlackRock Cash Strategies L.L.C. (Cost $247,295)            247,295          247,295
TOTAL UNAFFILIATED INVESTMENTS (Cost $11,816,149)                         14,671,240

AFFILIATED INVESTMENTS --1.5%
Dreyfus Institutional Preferred Plus Money Market Fund      160,101d         160,101
Dreyfus Institutional Cash Advantage Fund                    59,305de         59,305
                                                                          -----------
TOTAL AFFILIATED INVESTMENTS (Cost $219,406)                                 219,406
                                                                          -----------

TOTAL INVESTMENTS--102.2% (Cost $12,035,555)                              14,890,646
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.2%)                               (326,101)
                                                                          -----------
NET ASSETS--100%                                                          14,564,545
                                                                          ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Purchased on a delayed delivery basis.
d    Affiliated institutional money market fund.
e    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,035,555. Net unrealized appreciation on investments was $2,855,091 of which $3,136,858 related to appreciated investment securities and $281,767 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Institutional Trust
The Boston Company International Core Equity Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                            Shares        Value ($)
-------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.3%

Common Equities--96.8%
Australia--6.5%
AMP Ltd.                                                                           329,540        2,873,320
ASX Ltd.                                                                            84,600        4,485,166
BHP Billiton Ltd.                                                                  255,283        8,979,498
Coca-Cola Amatil Ltd.                                                              286,433        2,379,492
Commonwealth Bank of Australia                                                     103,600        5,365,375
Macqurie Group Ltd.                                                                 19,180        1,268,709
Santos Ltd.                                                                        104,493        1,291,550
Seven Network Ltd.                                                                 162,800        1,830,349
Westpac Banking Corp.                                                               51,684        1,264,516
                                                                                                 29,737,975
Austria--0.4%
OMV AG                                                                              22,900        1,852,151

Belgium--2.2%
Delhaize Group                                                                      38,280        3,363,123
InBev NV                                                                            41,400        3,443,892
KBC Groep NV                                                                        24,100        3,383,502
                                                                                                 10,190,517
Denmark--1.6%
Carlsberg AS                                                                        19,900        2,404,304
Danske Bank AS                                                                      85,500        3,344,291
Sydbank AS                                                                          39,250a       1,685,118
                                                                                                  7,433,713
Finland--2.2%
KCI Konecranes Oyj                                                                  62,400        2,147,349
Neste Oil Oyj                                                                       40,100        1,412,134
Nokia Oyj                                                                          161,500        6,250,581
                                                                                                  9,810,064
France--10.4%
Air France-KLM                                                                      38,700        1,358,315
AXA SA                                                                              90,850        3,631,544
BNP Paribas                                                                         60,400        6,542,327
Bouygues SA                                                                         25,040b       2,082,972
Cap Gemini SA                                                                       37,350        2,343,869
France Telecom SA                                                                  101,570        3,649,454
Lafarge SA                                                                           8,160        1,482,634
Sanofi-Aventis SA                                                                   34,680        3,187,543
Scor SE                                                                            113,790        2,906,140
Suez SA                                                                             53,900        3,663,274
Total SA                                                                            94,020        7,797,803
Vinci SA                                                                            52,300        3,865,943
Vivendi SA                                                                         104,100        4,767,361
                                                                                                 47,279,179
Germany--9.3%
BASF AG                                                                             36,270        5,367,879
Bayerische Motoren Werke AG                                                         35,000        2,163,196
Daimler AG                                                                          53,604        5,202,274
Deutsche Bank AG                                                                    22,070        2,879,481
E On AG                                                                             37,470        7,961,403
Linde AG                                                                            17,625        2,326,548
MAN AG                                                                              17,600        2,923,003
Merck KGaA                                                                          12,610        1,624,988
MTU Aero Engines Holding AG                                                         26,400        1,541,126
Salzgitter AG                                                                        6,905        1,028,374
Siemens AG                                                                          20,780        3,301,325
ThyssenKrupp AG                                                                     68,000        3,805,823
Wincor Nixdorf AG                                                                   25,600        2,428,442
                                                                                                 42,553,862
Greece--0.6%
Coca-Cola Hellenic Bottling Co. S.A.                                                61,307        2,648,355

Hong Kong--1.4%
CLP Holdings Ltd.                                                                  261,000        1,774,571
Esprit Holdings Ltd.                                                               145,500        2,138,400
The Wharf(Holdings) Ltd.                                                           486,200        2,506,388
Wharf(Holdings) Ltd., Rights                                                        70,525c          96,778
                                                                                                  6,516,137
Ireland--1.2%
Allied Irish Banks PLC (AIB)                                                       131,200        3,000,578
Kerry Group PLC, Class A                                                            82,737        2,620,196
                                                                                                  5,620,774
Italy--2.1%
Banca Popolare di Milano Scarl (BPM)                                                77,300        1,051,404
Enel Spa                                                                           347,680        4,127,733
Eni Spa                                                                             92,200        3,370,645
Prysmian Spa                                                                        49,020c       1,208,307
                                                                                                  9,758,089
Japan--18.8%
Aisin Seiki Co., Ltd.                                                               58,400        2,431,983
Canon, Inc.                                                                         58,500        2,677,077
KDDI Corp.                                                                             476        3,539,974
Kenedix, Inc.                                                                        1,988b       3,203,843
Komatsu Ltd.                                                                       130,400        3,531,290
Makita Corp.                                                                        65,800        2,753,816
Marubeni Corp.                                                                     236,900        1,666,549
Mitsubishi Gas Chemical Co., Inc.                                                  139,000        1,356,341
Mitsubishi UFJ Lease & Finance Co.                                                  70,830        2,362,066
Mitsui & Co., Ltd.                                                                 203,400        4,322,115
Mitsui OSK Lines., Ltd.                                                            237,600        3,022,949
Nikon Corp.                                                                        102,000        3,484,924
Nintendo Co., Ltd.                                                                  10,500        6,385,053
Nippon Steel Corp.                                                                 351,500        2,168,015
NTT Corp.                                                                              545        2,701,414
Olympus Corp.                                                                       73,700        3,024,328
Seven & I Holdings Co., Ltd.                                                       107,500        3,131,054
Sony Corp.                                                                          85,000        4,620,024
Star Micronics Co., Ltd.                                                            50,800        1,120,454
Sumitomo Electric Industries, Ltd.                                                  98,800        1,576,263
Sumitomo Metal Industries, Ltd.                                                    783,800        3,625,122
Takeda Pharmaceutical Co., Ltd.                                                     81,000        4,742,473
Terumo Corp.                                                                        29,600        1,561,830
The Chiba Bank, Ltd.                                                               313,900        2,547,178
Toshiba Corp.                                                                      410,000        3,062,154
Toyota Motor Corp.                                                                 159,500        8,598,577
Urban Corp.                                                                        197,300        2,628,875
                                                                                                 85,845,741
Netherlands--3.7%
ASML Holding NV                                                                     40,398c       1,277,005
European Aeronautic Defense and Space Co.                                          100,968        3,216,709
Fugro NV                                                                            25,900        1,995,759
ING Groep NV CVA                                                                   173,100        6,757,642
Koninklijke DSM NV                                                                  27,420        1,293,741
Royal KPN NV                                                                       127,200        2,309,308
                                                                                                 16,850,164
Norway--0.5%
DnB NOR ASA                                                                        138,100        2,110,221

Singapore--0.8%
DBS Group Holdings, Ltd.                                                           259,400        3,671,410

Spain--4.6%
Actividades de Construccion y Servicios, SA                                         68,400        4,057,803
Banco Santander SA                                                                 242,020        5,223,887
Mapfre SA                                                                          244,800        1,075,356
Repsol YPF SA                                                                       35,930        1,278,396
Telefonica SA                                                                      179,100        5,807,831
Union Fenosa SA                                                                     49,840        3,359,699
                                                                                                 20,802,972
Sweden--2.8%
Alfa Laval AB                                                                       27,250        1,534,902
NCC AB, Class B                                                                     52,100        1,120,638
Nordea Bank AB                                                                     185,500        3,100,135
Skandinaviska Enskilda Banken AB                                                   149,400        3,826,145
Skanska AB, Class B                                                                 71,200        1,344,165
Svenska Cellulosa AB (SCA), Class B                                                106,000        1,878,124
                                                                                                 12,804,109
Switzerland--7.3%
Baloise Holdings AG                                                                 21,010        2,067,621
Credit Suisse Group                                                                 88,400        5,313,363
Holcim Ltd.                                                                         20,204        2,163,058
Nestle SA                                                                           17,393        7,982,665
Roche Holding AG                                                                    35,100        6,059,629
Swiss Reinsurance                                                                   24,620        1,748,172
The Swatch Group AG                                                                 11,330        3,412,500
Zurich Financial Services AG                                                        14,990        4,399,095
                                                                                                 33,146,103
United Kingdom--20.4%
Amlin PLC                                                                          550,951        3,259,862
BAE Systems PLC                                                                    166,800        1,649,283
Barclays PLC                                                                       239,940        2,401,060
BP PLC                                                                             656,400        8,015,186
British Airways PLC                                                                437,500c       2,690,663
British American Tobacco PLC                                                       126,546        4,937,202
BT Group PLC                                                                       218,950        1,185,713
Charter PLC                                                                        102,960c       1,622,129
Cookson Group PLC                                                                  153,714        2,127,238
Dairy Crest Group PLC                                                              155,790        1,803,342
Dana Petroleum PLC                                                                  50,710c       1,401,531
Enterprise Inns PLC                                                                220,500        2,132,099
Firstgroup PLC                                                                     107,200        1,734,692
GKN PLC                                                                            250,000        1,399,778
Greene King PLC                                                                    190,700        3,029,079
HBOS PLC                                                                           280,480        4,093,164
International Power PLC                                                            569,400        5,127,016
National Grid PLC                                                                  157,140        2,602,092
Next PLC                                                                            82,700        2,666,622
Prudential PLC                                                                     121,711        1,720,599
Royal Bank of Scotland Group PLC                                                   387,355        3,414,775
Royal Dutch Shell PLC, Class B                                                     172,800        7,170,673
SabMiller PLC                                                                      111,400        3,131,975
Schroders PLC                                                                       77,076        1,992,508
Shire PLC                                                                           91,470        2,086,741
SSL International PLC                                                              158,700        1,685,779
Vedanta Resources PLC                                                               41,145        1,671,447
Vodafone Group PLC                                                               2,019,377        7,529,790
William Morrison Supermarkets PLC                                                  462,228        2,955,167
Xstrata PLC                                                                         74,420        5,245,512
                                                                                                 92,482,717
Total Common Equities (Cost 436,057,674)                                                        441,114,253

PREFERRED STOCKS--1.2%

Germany--1.2%
Frsenius SE (Cost $4,708,509)                                                       64,780        5,379,322

SHORT-TERM INVESTMENT--2.3%                               Rate      Maturity     Par Value
                                                          --------------------------------
U.S. Government--2.3%
U.S. Treasury Bill (Cost $10,237,390)                     2.77%    3/20/2008    10,300,000d,e    10,237,390

INVESTMENT OF CASH COLLATERAL--0.0%                                                 Shares
                                                                                    ------
BlackRock Cash Strategies L.L.C. (Cost $51,586)                                     51,586           51,586
                                                                                                -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $451,055,159)                                              456,782,551

AFFILIATED INVESTMENTS--6.2%
Dreyfus Institutional Preferred Plus Money Market Fund                          28,407,427f      28,407,427
Dreyfus Institutional Cash Advantage Fund                                           12,371f          12,371
                                                                                                -----------
TOTAL AFFILIATED INVESTMENTS (Cost $28,419,798)                                                  28,419,798
                                                                                                -----------

TOTAL INVESTMENTS--106.5% (cost $479,474,957)                                                   485,202,349
LIABILITIES IN EXESS OF OTHER ASSETS--(6.5%)                                                    (29,517,495)
                                                                                                -----------
NET ASSETS--100%                                                                                455,684,854
                                                                                                ===========

Notes to Schedule of Investments:
a    Delayed delivery security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Non-income producing security.
d Denotes all or part of security segregated as collateral for futures transactions.
e    Rate noted is yield to maturity.
f    Affilated institutional money market fund.
g    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $479,474,957. Net unrealized appreciation on investments was $5,727,392 of which $33,752,858 related to appreciated investment securities and $28,025,466 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007 the Fund held the following futures contracts:

                                                                                    Unrealized
                                                                 Underlying Face    Appreciation/
Contract                          Position    Expiration Date    Amount at Value    (Depreciation)
--------------------------------------------------------------------------------------------------
DJ Euro Stoxx (1165 Contracts)    Long        3/20/2008          $75,403,914              $690,889
TOPIX (186 Contracts)             Long        3/31/2008          24,513,179               (880,509)
                                                                                          --------
                                                                                         ($189,620)
                                                                                          ========

Mellon Institutional Funds Investment Trust
The Boston Company International Small Cap Fund

Schedule of Investments - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Security                                                                             Shares         Value ($)
--------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--107.5%

COMMON EQUITIES--101.7%

Australia--4.6%
Babcock & Brown Ltd.                                                                 35,860           853,165
Challenger Financial Services Group Ltd.                                            189,500           828,634
Incitec Pivot Ltd.                                                                   16,410         1,683,908
Just Group Ltd.                                                                     150,840           614,642
Oxiana Ltd.                                                                         132,709           404,699
Seven Network Ltd.                                                                   37,810           425,095
Sims Group Ltd.                                                                      42,860         1,008,438
                                                                                                    5,818,581
Belgium--1.5%
EVS Broadcast Equipment SA                                                            3,850           447,248
Mobistar SA                                                                           5,220           474,225
Omega Pharma SA                                                                       5,520           384,266
Tessenderlo Chemie NV                                                                12,070           584,817
                                                                                                    1,890,556
Canada--6.5%
Astral Media, Inc.                                                                   19,500           915,707
Axcan Pharma, Inc.                                                                   17,100a          390,655
Canaccord Captial, Inc.                                                              28,000           431,333
Canadian West Bank                                                                   17,300           546,068
Crescent Point Energy Trust                                                          21,700           542,063
Emera, Inc.                                                                          19,500           429,777
Gildan Activewear, Inc.                                                              19,300a          795,552
Industrial Alliance Insurance and Financial Services, Inc.                           10,200           437,290
Major Drilling Group International, Inc.                                             10,900a          687,012
Northbridge Financial Corp.                                                          11,200           415,997
Oilexco, Inc.                                                                        37,100a          492,326
Sherritt International Corp.                                                         75,100         1,004,912
WestJet Airlines Ltd.                                                                46,500a        1,055,754
                                                                                                    8,144,446
Denmark--1.0%
D/S Norden A/S                                                                        4,730           522,386
Sydbank A/S                                                                          17,400           747,033
                                                                                                    1,269,419
Finland--1.5%
KCI Konecranes Oyj                                                                   21,100           726,107
Nokian Renkaat Oyj                                                                   17,100           600,186
Wartsila Oyj, Class B                                                                 8,100           615,763
                                                                                                    1,942,056
France--9.0%
Air France-KLM                                                                       13,800           484,360
Alstom                                                                                3,280a          703,664
Arkema                                                                                7,260a          476,150
CNP Assurances                                                                        7,890         1,024,690
Compagnie Generale de Geophysique SA                                                  2,380a          677,308
Eramet                                                                                2,410         1,231,004
GFI Informatique                                                                     49,740           435,543
Haulotte Group                                                                       17,600           526,038
Ipsen SA                                                                             11,400           686,283
Ipsos                                                                                12,500           355,729
Lagardere SCA                                                                         5,220           390,731
Neuf Cegetel                                                                         11,300           570,596
Nexans SA                                                                             5,780           721,221
Rallye SA                                                                             8,150           576,864
SCOR SE                                                                              17,190           439,024
SEB SA                                                                                2,950           533,848
SR Teleperformance                                                                   22,250           864,720
Wendel                                                                                4,320           623,778
                                                                                                   11,321,551
Germany--7.7%
Aareal Bank AG                                                                       19,800           904,449
Continental AG                                                                        7,890         1,024,690
Deutsche Boerse AG                                                                    4,820           954,907
Hannover Rueckversicherung AG                                                         8,800           405,188
Hypo Real Estate Holding AG                                                          18,290           963,597
KUKA AG                                                                               9,890a          375,414
Lanxess                                                                              14,000           686,502
MAN AG                                                                                5,250           871,918
MTU Aero Engines Holding AG                                                          12,400           723,862
Salzgitter AG                                                                         5,140           765,509
Stada Arzneimittel AG                                                                 9,960           611,223
Vivacon AG                                                                           25,700           485,710
Wincor Nixdorf AG                                                                     9,290           881,259
                                                                                                    9,654,228
Greece--0.6%
Folli-Follie SA                                                                      15,060           560,453
Metka SA                                                                              6,310           142,000
                                                                                                      702,453
Hong Kong--3.3%
Kowloon Development Co. Ltd.                                                        281,100           728,279
Neo-China Group Ltd.                                                                711,500           625,966
Pacific Basin Shipping Ltd.                                                         276,900           440,909
Vtech Holdings Ltd.                                                                  84,000           598,337
Wing Hang Bank Ltd.                                                                  55,900           832,296
Wing Lung Bank                                                                       72,300           882,842
                                                                                                    4,108,629
Ireland--2.7%
DCC PLC                                                                              38,100         1,071,584
Greencore Group PLC                                                                  84,710           553,843
IAWS Group PLC                                                                       30,440           668,583
Kerry Group PLC, Class A                                                             35,240         1,116,015
                                                                                                    3,410,025
Italy--3.8%
Azimut Holding SPA                                                                   80,000         1,035,006
Banca Popolare di Milano Scarl (BPM)                                                 27,090           368,468
Credito Emiliano SPA                                                                 48,600           669,549
Fondiaria-Sai SPA                                                                    12,840           528,431
Marr SPA                                                                             38,300           391,265
Milano Assicurazioni SPA                                                             75,450           589,098
Prysmian Spa                                                                         26,140a          644,332
Recordati SPA                                                                        64,240           573,293
                                                                                                    4,799,442
Japan--14.0%
Ardepro Co. Ltd.                                                                      3,227           703,471
Atrium Co. Ltd                                                                       16,600           342,242
Chugoku Marine Paints Ltd.                                                           58,700           532,894
Don Quijote Co. Ltd.                                                                 38,600           756,934
Foster Electric Co. Ltd.                                                             14,700           408,976
Hisamitsu Pharmaceutical Co. Ltd.                                                    25,800           787,191
Hitachi Construction Machinery Co. Ltd.                                              20,800           621,238
Hitachi Kokusai Electric, Inc.                                                       50,200           617,128
Hogy Medical Co. Ltd.                                                                10,000           422,762
Joint Corp.                                                                          19,200           371,201
K's Holdings Corp.                                                                   21,400           557,563
Kenedix, Inc.                                                                           612           986,294
Kintetsu World Express, Inc.                                                         13,700           474,815
Koito Manufacturing Co., Ltd.                                                        44,000           602,850
Kuroda Electric Co. Ltd.                                                             39,000           553,981
Mitsumi Electric Co. Ltd.                                                            10,400           347,627
Nihon Dempa Kogyo Co. Ltd.                                                            7,700           376,575
Nihon Kohden Corp.                                                                   17,000           402,206
Nippon Sheet Glass Co. Ltd.                                                          72,000           362,826
Nippon Synthetic Chemical Industry Co. Ltd.                                         121,700           633,983
Nissan Chemical Industries Ltd.                                                      52,300           682,747
Nissin Kogyo Co. Ltd.                                                                37,000           867,524
NSD Co. Ltd.                                                                         43,200           574,526
O-M Ltd.                                                                             42,000           360,691
Star Micronics Co. Ltd.                                                              21,100           465,385
Takeuchi MFG. Co. Ltd.                                                                9,000           359,531
Toho Pharmaceutical Co. Ltd.                                                         37,600           736,058
Tokai Rika Co. Ltd.                                                                  33,400         1,049,505
Toyo Engineering Corp.                                                               84,000           415,306
Urban Corp.                                                                          26,400           351,760
Yamaguchi Financial Group, Inc.                                                      75,000           871,612
                                                                                                   17,597,402
Luxembourg--0.6%
Millicom International Cellular S.A.                                                  6,100a          719,434

Netherlands--3.9%
AerCap Holdings NV                                                                   19,700a          411,139
ASM International NV                                                                 18,100           442,454
Core Laboratories NV                                                                  4,500a          561,240
Fugro NV                                                                             13,530         1,042,572
Imtech NV                                                                            18,200           449,945
Koninklijke BAM Groep NV                                                             15,700           368,893
Koninklijke Ten Cate NV                                                              12,370           383,983
Nutreco Holding NV                                                                   10,690           617,175
TomTom NV                                                                             9,160a          688,457
                                                                                                    4,965,858
Norway--0.3%
Tandberg ASA                                                                         18,229           380,903

Singapore--1.2%
Allgreen Properties Ltd.                                                            533,600           543,391
Singapore Petroleum Co. Ltd.                                                        106,000           552,050
Wing Tai Holdings Ltd.                                                              253,400           467,160
                                                                                                    1,562,601
South Korea--5.7%
CJ Internet Corp.                                                                    22,500           382,532
Daegu Bank                                                                           17,370           285,081
Daelim Industrial Co. Ltd.                                                            4,100           770,122
Forhuman Co. Ltd.                                                                    14,063a          440,948
Hite Brewery Co. Ltd.                                                                 4,980           756,048
Honam Petrochemical Corp.                                                             4,740           525,242
Hyundai Mipo Dockyard                                                                 4,190         1,267,337
Jusung Engineering Co. Ltd.                                                          33,650a          633,999
Korea Zinc Co. Ltd.                                                                   3,710           513,858
LG Telecom Ltd.                                                                      43,050a          451,522
Osstem Implant Co. Ltd.                                                              11,959a          407,791
Pusan Bank                                                                           46,460           771,930
                                                                                                    7,206,410
Spain--5.4%
Bolsas y Mercados Espanoles                                                          12,500b          850,100
Fomento de Construcciones y Contratas SA                                             12,200           915,161
Gestevision Telecinco SA                                                             25,950           663,129
Laboratorios Almirall SA                                                             18,060a          396,669
Obrascon Huarte Lain SA                                                               9,300           312,573
Red Electrica de Espana                                                               7,760           489,691
Sol Melia SA                                                                         34,210b          520,230
Tubacex SA                                                                           61,230           596,918
Union Fenosa SA                                                                      25,040         1,687,939
Viscofan SA                                                                          18,700           395,170
                                                                                                    6,827,580
Sweden--2.6%
Getinge AB, Class B                                                                  18,300           491,319
NCC AB, Class B                                                                      30,800           662,489
Oriflame Cosmetics SA SDR                                                            12,300           786,082
Peab AB                                                                              93,600b          966,807
Trelleborg AB                                                                        15,200           318,710
                                                                                                    3,225,407
Switzerland--5.9%
Actelion Ltd.                                                                         9,220a          423,567
Galenica Holding AG                                                                   1,676           732,233
Holcim Ltd.                                                                          12,870         1,377,874
Julius Baer Holding AG                                                               11,700           966,567
Rieter Holding AG                                                                     1,434           632,833
Sika AG                                                                                 450           848,367
Syngenta AG                                                                           3,230           822,467
The Swatch Group AG                                                                   4,160         1,252,957
Vontobel Holding AG                                                                   7,600           367,255
                                                                                                    7,424,120
United Kingdom--19.9%
Amlin PLC                                                                           102,311           605,353
Antofagasta PLC                                                                      28,800           409,998
Axon Group PLC                                                                       36,852           385,604
British Airways PLC                                                                  70,900a          436,041
Burren Energy PLC                                                                    16,840           406,914
Cable & Wireless PLC                                                                176,410           651,487
Cattles PLC                                                                          75,800           442,473
Charter PLC                                                                          24,670a          388,674
Cookson Group PLC                                                                    56,800           786,052
Croda International PLC                                                              41,200           475,273
Dairy Crest Group PLC                                                                59,200           685,267
Dana Petroleum PLC                                                                   36,290a        1,002,989
De La Rue PLC                                                                        34,100           661,145
DS Smith PLC                                                                        122,070           507,159
Enterprise Inns PLC                                                                  45,900           443,825
Firstgroup PLC                                                                       38,000           614,909
Galliford Try PLC                                                                   146,300           299,193
GKN PLC                                                                             133,620           748,153
Greene King PLC                                                                      42,630           677,135
Inchcape PLC                                                                         95,500           717,694
Informa PLC                                                                          75,300           690,354
International Power PLC                                                             107,800           970,657
Interserve PLC                                                                       49,400           469,821
John Wood Group PLC                                                                 106,510           915,689
Kelda Group PLC                                                                           1                20
Kesa Electricals PLC                                                                114,080           528,891
Kier Group PLC                                                                       12,910           373,470
McBride PLC                                                                         184,460           399,207
Michael Page International PLC                                                       96,100           549,523
Morgan Crucible Co. PLC                                                              85,610           343,357
Morgan Sindall PLC                                                                   15,700           323,881
N Brown Group PLC                                                                    92,684           435,679
Next PLC                                                                             25,160           811,272
Petrofac Ltd.                                                                        92,500         1,010,123
QinetiQ PLC                                                                         187,155           732,045
Regus Group PLC                                                                     186,000           305,598
Restaurant Group PLC                                                                223,776           830,855
Rightmove PLC                                                                        39,850           367,127
Savills PLC                                                                          59,400           330,228
Southern Cross Healthcare Ltd.                                                       35,710           375,782
Speedy Hire PLC                                                                      19,830           329,941
Spirent Communications PLC                                                          484,190a          596,043
Sthree PLC                                                                           51,800           229,353
Thomas Cook Group PLC                                                               142,560a          798,209
Vedanta Resources PLC                                                                16,430           667,441
Venture Production PLC                                                               24,530a          385,738
                                                                                                   25,115,642
TOTAL COMMON EQUITIES (cost $127,162,560)                                                         128,086,743

PREFERRED STOCKS--2.0%
Germany--2.0%
Fresenius AG                                                                         14,700         1,220,686
Fuchs Petrolub AG                                                                     7,500           663,188
Hugo Boss AG                                                                         11,400           648,849
TOTAL PREFERRED STOCKS (Cost $2,056,141)                                                            2,532,723

SHORT-TERM INVESTMENTS--3.8%
U.S. Government--3.8%                                      Rate     Maturity     Par Value
                                                           -----------------------------------
US Treasury Bill (cost $4,815,549)                         2.77%    3/20/2008    $4,845,000c,d      4,815,549
                                                                                                  -----------


TOTAL INVESTMENTS--107.5% (cost $134,034,250)                                                     135,435,015
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.5%)                                                      (9,452,722)
                                                                                                  -----------
NET ASSETS--100%                                                                                  125,982,293
                                                                                                  ===========

a    Non-income producing security.
b    Purchased on delayed delivery basis.
c Denotes all or part of security segretated as collateral for futures transactions.
d    Rate noted is yield to maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $134,034,250. Net unrealized appreciation on investments was $1,400,765 of which $13,009,192 related to appreciated investment securities and $11,608,427 related to depreciated investment securities.

At December 31, 2007 the Fund held the following foward foreign currency exchange contract:

                                  Local
                                Principal        Contract            Value at            Amount         Unrealized
Contract to Receive              Amount         Value Date      December 31, 2007      to Deliver      Appreciation
-------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar                 383,693         1/2/2008                 $49,208         $49,200                $8
                                                                                                                 ==

At December 31, 2007 the Fund held the following futures contracts:

                                                                                       Unrealized
                                                                 Underlying Face      Appreciation/
Contract                         Position    Expiration Date     Amount at Value     (Depreciation)
----------------------------------------------------------------------------------------------------
DJ Euro Stoxx (116 Contracts)    Long              3/20/2008           $7,508,029        $1,527,852
Topix (14 Contracts)             Long              3/31/2008            1,845,078          (114,222)
                                                                                         ----------
                                                                                         $1,413,630
                                                                                         ==========

Mellon Institutional Funds Investment Trust
The Boston Company Large Cap Core Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                         Shares       Value ($)
-------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.6%

EQUITIES--99.6%
Consumer Discretionary--8.9%
Best Buy Co., Inc.                                                               19,090       1,005,088
Discovery Holding Co., Class A                                                   20,750a        521,655
Gap, Inc.                                                                        47,770       1,016,546
Johnson Controls, Inc.                                                           21,110         760,804
McDonald's Corp.                                                                 32,218       1,897,962
News Corp., Class A                                                              27,190         557,123
Omnicom Group, Inc.                                                              31,180       1,481,985
Ross Stores, Inc.                                                                15,910         406,819
The DIRECTV Group, Inc.                                                          31,830a        735,910
TJX Cos, Inc.                                                                    27,640         794,097
Walt Disney Co.                                                                  23,950         773,106
                                                                                              9,951,095
Consumer Staples--10.8%
Altria Group, Inc.                                                               39,490       2,984,654
Cadbury Schweppes PLC - ADR                                                      16,290         804,237
Coca-Cola Enterprises, Inc.                                                      38,960       1,014,129
ConAgra Foods, Inc.                                                              36,840         876,424
CVS Caremark Corp.                                                               43,050       1,711,237
Supervalu, Inc.                                                                  29,640       1,112,093
The Kroger Co.                                                                   51,530       1,376,366
Wal-Mart Stores, Inc.                                                            45,780       2,175,923
                                                                                             12,055,063
Energy--13.1%
Anadarko Petroleum Corp.                                                          8,520         559,679
Chesapeake Energy Corp.                                                          30,760       1,205,792
Chevron Corp.                                                                    28,602       2,669,425
ConocoPhillips                                                                   45,010       3,974,383
ENSCO International, Inc.                                                        20,800       1,240,096
Marathon Oil Corp.                                                               12,250         745,535
Nabors Industries Ltd.                                                           25,600a        701,184
National-Oilwell Varco, Inc.                                                     22,760a      1,671,950
Valero Energy Corp.                                                               8,130         569,344
XTO Energy, Inc.                                                                 26,525       1,362,324
                                                                                             14,699,712
Financial--17.1%
American Express Co.                                                             29,640       1,541,873
American International Group, Inc.                                               36,169       2,108,653
Bank of America Corp.                                                            53,160       2,193,382
Chubb Corp.                                                                      20,980       1,145,088
Citigroup, Inc.                                                                  17,286         508,900
CME Group                                                                         2,185       1,498,910
Goldman Sachs Group, Inc.                                                         6,210       1,335,461
JPMorgan Chase & Co.                                                             52,250       2,280,713
Metlife, Inc.                                                                    19,510       1,202,206
Morgan Stanley                                                                   21,740       1,154,611
T Rowe Price Group, Inc.                                                         22,280       1,356,406
Wachovia Corp.                                                                   34,060       1,295,302
Wells Fargo & Co.                                                                48,440       1,462,404
                                                                                             19,083,909
Health Care--12.2%
Baxter International, Inc.                                                       32,890       1,909,264
Becton Dickinson & Co.                                                            7,510         627,686
Cigna Corp.                                                                      18,430         990,244
Covidien Ltd.                                                                    12,717         563,236
Hospira, Inc.                                                                    22,160a        944,902
Johnson & Johnson                                                                34,290       2,287,143
Merck & Co. Inc.                                                                 36,860       2,141,935
Pfizer, Inc.                                                                     60,730       1,380,393
Schering-Plough Corp.                                                            38,620       1,028,837
St. Jude Medical, Inc.                                                           14,690a        597,002
Thermo Fisher Scientific, Inc.                                                   21,430a      1,236,082
                                                                                             13,706,724
Industrials--10.6%
Allied Waste Industries, Inc.                                                    49,780a        548,576
Dover Corp.                                                                      15,950         735,136
Eaton Corp.                                                                      14,060       1,363,117
Emerson Electric Co.                                                             23,050       1,306,013
General Electric Co.                                                             79,850       2,960,040
Goodrich Corp.                                                                   14,040         991,364
L-3 Communications Holdings, Inc.                                                 7,890         835,867
Lockheed Martin Corp.                                                            10,430       1,097,862
Raytheon Co.                                                                      9,200         558,440
Textron, Inc.                                                                    15,740       1,122,262
Tyco International Ltd.                                                           6,207         246,108
US Airways Group, Inc.                                                            9,952a        146,394
                                                                                             11,911,179
Materials--2.9%
Air Products & Chemicals, Inc.                                                    9,205         907,889
Allegheny Technologies, Inc.                                                     10,760         929,664
Freeport-McMoRan Cooper and Gold, Inc.                                            5,750         589,030
Rohm & Haas Co.                                                                  15,220         807,725
                                                                                              3,234,308
Technology--16.2%
Amphenol Corp., Class A                                                          13,130         608,838
Apple Computer, Inc.                                                             11,890a      2,355,171
Cisco Systems, Inc.                                                              74,470a      2,015,903
EMC Corp./Massachusetts                                                          56,200a      1,041,386
Google,Inc., Class A                                                              2,940a      2,032,951
Hewlett-Packard Co.                                                              38,790       1,958,119
Intel Corp.                                                                      64,870       1,729,434
McAfee, Inc.                                                                     22,870a        857,625
Microsoft Corp.                                                                  86,420       3,076,552
Oracle Corp.                                                                     53,990a      1,219,094
Qualcomm, Inc.                                                                   32,330       1,272,186
                                                                                             18,167,259
Telecommunication Services--4.6%
AT&T, Inc.                                                                       64,470       2,679,373
Verizon Communications, Inc.                                                     57,160       2,497,320
                                                                                              5,176,693
Utilities--3.2%
PG&E Corp.                                                                       27,660       1,191,869
Sempra Energy                                                                    37,930       2,347,108
                                                                                              3,538,977
TOTAL UNAFFILIATED INVESTMENTS (Cost $99,264,478)                                           111,524,919

AFFILIATED INVESTMENTS--0.0%
Dreyfus Institutional Preferred Plus Money Market Fund (Cost $208)                  208b            208
                                                                                            -----------

TOTAL INVESTMENTS--99.6% (Cost $99,264,686)                                                 111,525,127
OTHER ASSETS, LESS LIABILITIES--0.4%                                                            436,575
                                                                                            -----------
NET ASSETS--100%                                                                            111,961,702
                                                                                            ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Affilated institutional money market fund.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $99,264,686. Net unrealized appreciation on investments was $12,260,441 of which $16,352,717 related to appreciated investment securities and $4,092,276 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Growth Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                        Shares             Value ($)
------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--113.3%

Equities--97.0%

Consumer Discretionary--13.8%
Bright Horizons Family Solutions, Inc.                                              31,950a        1,103,553
Corinthian Colleges, Inc.                                                          130,740a,b      2,013,396
DeVry, Inc.                                                                         31,620b        1,642,975
Interface, Inc., Class A                                                           144,420         2,356,934
Jos a Bank Clothiers, Inc.                                                          49,920a,b      1,420,224
Lions Gate Entertainment Corp.                                                     240,770a        2,268,053
Pacific Sunware of California                                                      143,980a,b      2,031,558
Panera Bread Co., Class A                                                           31,460a,b      1,126,897
Playboy Enterprises, Inc., Class B                                                  65,310a          595,627
Polaris Industries, Inc.                                                            41,970b        2,004,907
Red Robin Gourmet Burgers, Inc.                                                     61,590a        1,970,264
Steiner Leisure Ltd.                                                                37,140a        1,640,102
Systemax, Inc.                                                                      37,630           764,642
THQ, Inc.                                                                           71,980a,b      2,029,116
True Religion Apparel, Inc.                                                         59,250a,b      1,264,988
WMS Industries, Inc.                                                                47,190a,b      1,729,042
                                                                                                  25,962,278
Consumer Staples--6.9%
Alberto-Culver Co.                                                                  87,730         2,152,894
Bare Escentuals, Inc.                                                               78,040a,b      1,892,470
Diamond Foods, Inc.                                                                 29,610           634,542
Hain Celestial Group, Inc.                                                          30,970a,b        991,040
Hansen Natural Corp.                                                                21,190a,b        938,505
Inter Parfums, Inc.                                                                  5,010b           90,030
Longs Drug Stores Corp.                                                             38,570         1,812,790
Nu Skin Enterprises, Inc., Class A                                                  81,540b        1,339,702
Ruddick Corp.                                                                       39,970b        1,385,760
United Natural Foods, Inc.                                                          55,100a,b      1,747,772
                                                                                                  12,985,505
Energy--7.6%
Berry Petroleum Co., Class A                                                        46,130         2,050,479
Comstock Resources, Inc.                                                            60,620a,b      2,061,080
Dril-Quip, Inc.                                                                     43,930a        2,445,144
GMX Resources, Inc.                                                                 20,800a,b        671,424
Overseas Shipholding Group, Inc.                                                    19,500b        1,451,385
Penn Virginia Corp.                                                                 59,660         2,602,966
St. Mary Land & Exploration Co.                                                     39,050         1,507,721
W-H Energy Services, Inc.                                                           28,920a        1,625,593
                                                                                                  14,415,792
Financial--7.0%
Arch Capital Group Ltd.                                                             14,700a        1,034,145
Cardtronics, Inc.                                                                   54,950a          555,544
First Mercury Financial Corp.                                                       47,190a        1,151,436
Investment Technology Group, Inc.                                                   67,170a        3,196,620
Max Capital Group Ltd.                                                              22,870           640,131
OptionsXpress Holdings, Inc.                                                        64,320         2,175,302
RLI Corp.                                                                           27,460         1,559,453
Signature Bank                                                                      17,600a          594,000
Waddell & Reed Financial, Inc., Class A                                             64,200         2,316,978
                                                                                                  13,223,609
Health Care--25.5%
Amedisys, Inc.                                                                      43,380a,b      2,104,798
Applera Corp.-Celera Genomics Group                                                 63,780a        1,012,189
Array Biopharma, Inc.                                                               87,070a,b        733,129
Biodel, Inc.                                                                         9,130a,b        212,090
Bruker BioSciences Corp.                                                           177,070a        2,355,031
Covance, Inc.                                                                       26,140a        2,264,247
Dexcom, Inc.                                                                        34,360a          303,399
Enzon Pharmaceuticals, Inc.                                                        104,510a,b        995,980
Exelixis, Inc.                                                                     119,520a,b      1,031,458
Hansen Medical, Inc.                                                                25,880a,b        774,847
Hologic, Inc.                                                                       32,206a        2,210,620
Indevus Pharmaceuticals, Inc.                                                       87,900a          610,905
Integra LifeSciences Holdings Corp.                                                 35,310a,b      1,480,548
Isis Pharmaceuticals, Inc.                                                          58,210a,b        916,807
Natus Medical, Inc.                                                                157,270a,b      3,043,175
NuVasive, Inc.                                                                      22,370a,b        884,062
NxStage Medical, Inc.                                                               60,040a          910,807
Pediatrix Medical Group, Inc.                                                       48,940a        3,335,261
PerkinElmer, Inc.                                                                   83,640         2,176,313
Phase Forward, Inc.                                                                 70,520a        1,533,810
Psychiatric Solutions, Inc.                                                         78,070a,b      2,537,275
Regeneron Pharmaceuticals, Inc.                                                     54,510a        1,316,417
Respironics, Inc.                                                                   62,070a        4,064,344
Sangamo Biosciences, Inc.                                                           60,220a,b        788,280
Sirtris Pharmaceuticals, Inc.                                                       61,900a,b        847,411
Thermo Fisher Scientific, Inc.                                                      44,260a        2,552,917
Thoratec Corp.                                                                      54,910a,b        998,813
VCA Antech, Inc.                                                                    66,800a        2,954,564
Wright Medical Group, Inc.                                                         112,400a        3,278,708
                                                                                                  48,228,205
Industrials--8.9%
AAR Corp.                                                                           56,480a,b      2,147,934
Actuant Corp., Class A                                                              49,680         1,689,617
Bucyrus International, Inc., Class A                                                13,730         1,364,625
Copart, Inc.                                                                        47,840a        2,035,592
Hurco Companies, Inc.                                                               21,280a          928,872
McGrath Rentcorp.                                                                   61,960a        1,595,470
MSC Industrial Direct Co., Inc., Class A                                            38,420         1,554,857
Quanta Services, Inc.                                                               80,530a,b      2,113,107
Ritchie Bros. Auctioneers, Inc.                                                      7,480           618,596
Stanley, Inc.                                                                       23,050a,b        738,061
URS Corp.                                                                           36,996a,b      2,009,993
                                                                                                  16,796,724
Materials--3.7%
American Vanguard Corp.                                                             61,360b        1,064,596
Century Aluminum Co.                                                                18,550a,b      1,000,587
H.B. Fuller Co.                                                                     62,210         1,396,614
Haynes International, Inc.                                                          11,840a          822,880
LSB Industries, Inc.                                                                 5,060a,b        142,793
Minefinders Corp. Ltd.                                                              10,880a          122,944
Royal Gold, Inc.                                                                    43,510         1,327,925
Silver Wheaton Corp.                                                                69,340a,b      1,176,700
                                                                                                   7,055,039
Technology--22.0%
Broadridge Financial Solutions, Inc.                                                93,560         2,098,551
CACI International, Inc., Class A                                                   36,230a,b      1,622,017
Cymer, Inc.                                                                         36,350a        1,415,106
Diodes, Inc.                                                                        34,695a,b      1,043,279
DivX, Inc.                                                                          26,040a,b        364,560
Eagle Test Systems, Inc.                                                            65,010a,b        830,828
Euronet Worldwide, Inc.                                                             63,780a,b      1,913,400
FLIR Systems, Inc.                                                                  49,110a,b      1,537,143
Forrester Research, Inc.                                                            48,910a        1,370,458
Informatica Corp.                                                                   78,820a,b      1,420,336
InterDigital, Inc.                                                                  38,080a          888,406
Intervoice, Inc.                                                                    86,590a,b        691,854
Jack Henry & Associates, Inc.                                                       40,310           981,145
ManTech International Corp., Class A                                                52,600a        2,304,932
Micrel, Inc.                                                                       174,150         1,471,568
Microsemi Corp.                                                                     43,570a,b        964,640
Net Gear, Inc.                                                                      77,870a,b      2,777,623
O2Micro International Ltd. - ADR                                                    52,430a          605,042
QAD, Inc.                                                                           83,080b          775,967
RF Micro Devices, Inc.                                                             261,570a,b      1,493,565
SkillSoft PLC ADR                                                                  165,730a        1,584,379
Standard Microsytems Corp.                                                          41,400a        1,617,498
Tech Data Corp.                                                                     52,430a        1,977,660
Technitrol, Inc.                                                                    39,310         1,123,480
Tessera Technologies, Inc.                                                          39,800a        1,655,680
The Ultimate Software Group, Inc.                                                   18,470a,b        581,251
Tibco Software, Inc.                                                               108,930a          879,065
TTM Technologies, Inc.                                                              81,400a,b        949,124
ValueClick, Inc.                                                                    92,970a        2,036,043
Virtusa Corp.                                                                       58,470a        1,013,285
Wright Express Corp.                                                                42,890a        1,522,166
                                                                                                  41,510,051
Telecommunication Services--1.6%
NeuStar, Inc., Class A                                                             103,080a,b      2,956,334
Total Equities (Cost $176,699,293)                                                               183,133,537

SHORT-TERM INVESTMENTS--0.2%                              Rate     Maturity      Par Value
                                                          -----    ---------    ----------
U.S. Government--0.2%
U.S. Treasury Bill (Cost $293,207)                        2.77%    3/20/2008      $295,000c,d        292,986


INVESTMENT OF CASH COLLATERAL-- 16.1%                                               Shares
                                                                                    ------
BlackRock Cash Strategies L.L.C. (Cost $30,288,977)                             30,288,977        30,288,977
TOTAL UNAFFILIATED INVESTMENTS (Cost $207,281,477)                                               213,715,500

AFFILIATED INVESTMENTS--11.4%
Dreyfus Institutional Preferred Plus Money Market Fund                          14,362,236e      14,362,236
Dreyfus Institutional Cash Advantage Fund                                        7,263,788e,f     7,263,788
                                                                                                 -----------
TOTAL AFFILIATED INVESTMENTS (Cost $21,626,024)                                                   21,626,024

TOTAL INVESTMENTS--124.7% (Cost $228,907,501)                                                    235,341,524
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.7%)                                                   (46,624,273)
                                                                                                 -----------
NET ASSETS--100%                                                                                 188,717,251
                                                                                                 ===========

Note to Schedule of Investments:
ADR - American Depository Receipt
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c Denotes all or part of security segregated as collateral for future transactions.
d    Rate noted is yield to maturity.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $228,907,501. Net unrealized appreciation on investments was $6,434,023 of which $13,497,383 related to appreciated investment securities and $7,063,360 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Tax-Sensitive Equity Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                        Shares             Value ($)
------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--117.9%

EQUITIES--97.3%
Consumer Discretionary--13.7%
Bright Horizons Family Solutions, Inc.                                              52,520a,b      1,814,041
Corinthian Colleges, Inc.                                                          216,050a,b      3,327,170
DeVry, Inc.                                                                         51,730         2,687,891
Interface, Inc., Class A                                                           235,790b        3,848,093
JOS A Bank Clothiers, Inc.                                                          82,260a,b      2,340,297
Lions Gate Entertainment Corp.                                                     397,350a        3,743,037
Pacific Sunware of California                                                      235,060a,b      3,316,697
Panera Bread Co., Class A                                                           52,850a        1,893,087
Playboy Enterprises, Inc., Class B                                                 109,230a          996,178
Polaris Industries, Inc.                                                            69,100b        3,300,907
Red Robin Gourmet Burgers, Inc.                                                    100,670a        3,220,433
Steiner Leisure Ltd.                                                                62,279a        2,750,241
Systemax, Inc.                                                                      61,550         1,250,696
THQ, Inc.                                                                          117,420a,b      3,310,070
True Religion Apparel, Inc.                                                         97,950a,b      2,091,233
WMS Industries, Inc.                                                                78,430a,b      2,873,675
                                                                                                  42,763,746
Consumer Staples--6.9%
Alberto-Culver Co.                                                                 144,740b        3,551,920
Bare Escentuals, Inc.                                                              130,648a,b      3,168,214
Diamond Foods, Inc.                                                                 50,242b        1,076,686
Hain Celestial Group, Inc.                                                          51,840a,b      1,658,880
Hansen Natural Corp.                                                                34,920a,b      1,546,607
Inter Parfums, Inc.                                                                  8,061b          144,856
Longs Drug Stores Corp.                                                             63,240b        2,972,280
Nu Skin Enterprises, Inc., Class A                                                 134,160b        2,204,249
Ruddick Corp.                                                                       63,750b        2,210,212
United Natural Foods, Inc.                                                          92,600a        2,937,272
                                                                                                  21,471,176
Energy--7.7%
Berry Petroleum Co., Class A                                                        75,440b        3,353,308
Comstock Resources, Inc.                                                           100,970a        3,432,980
Dril-Quip, Inc.                                                                     71,970a        4,005,850
GMX Resources, Inc.                                                                 34,220a,b      1,104,622
Overseas Shipholding Group, Inc.                                                    32,420b        2,413,021
Penn Virginia Corp.                                                                 98,487b        4,296,988
St. Mary Land & Exploration Co.                                                     63,920b        2,467,951
W-H Energy Services, Inc.                                                           47,790a        2,686,276
                                                                                                  23,760,996
Financial--7.0%
Arch Capital Group Ltd.                                                             24,590a        1,729,906
Cardtronics, Inc.                                                                   92,210a          932,243
First Mercury Financial Corp.                                                       77,228a        1,884,363
Investment Technology Group, Inc.                                                  110,230a        5,245,846
Max Capital Group Ltd.                                                              37,900         1,060,821
OptionsXpress Holdings, Inc.                                                       105,810b        3,578,494
RLI Corp.                                                                           46,100         2,618,019
Signature Bank                                                                      29,980a        1,011,825
Waddell & Reed Financial, Inc., Class A                                            105,830         3,819,405
                                                                                                  21,880,922
Health Care--25.6%
Amedisys, Inc.                                                                      69,660a,b      3,379,903
Applera Corp.- Celera Genomics Group                                               104,270a,b      1,654,765
Array Biopharma, Inc.                                                              138,690a,b      1,167,770
Biodel, Inc.                                                                        16,185a          375,977
Bruker BioSciences Corp.                                                           293,620a        3,905,146
Covance, Inc.                                                                       45,390a        3,931,682
Dexcom, Inc.                                                                        56,920a          502,604
Enzon Pharmaceuticals, Inc.                                                        171,220a,b      1,631,727
Exelixis, Inc.                                                                     199,840a,b      1,724,619
Hansen Medical, Inc.                                                                42,490a,b      1,272,151
Hologic, Inc.                                                                       53,879a,b      3,698,254
Indevus Pharmaceuticals, Inc.                                                      147,160a,b      1,022,762
Integra LifeSciences Holdings Corp.                                                 57,750a,b      2,421,457
Isis Pharmaceuticals, Inc.                                                          95,220a,b      1,499,715
Natus Medical, Inc.                                                                251,070a,b      4,858,204
NuVasive, Inc.                                                                      36,710a,b      1,450,779
NxStage Medical, Inc.                                                               98,840a        1,499,403
Pediatrix Medical Group, Inc.                                                       79,550a        5,421,332
PerkinElmer, Inc.                                                                  137,770         3,584,775
Phase Forward, Inc.                                                                113,870a,b      2,476,672
Psychiatric Solutions, Inc.                                                        128,310a,b      4,170,075
Regeneron Pharmaceuticals, Inc.                                                     89,600a        2,163,840
Respironics, Inc.                                                                  105,608a        6,915,212
Sangamo Biosciences, Inc.                                                          100,000a,b      1,309,000
Sirtris Pharmaceuticals, Inc.                                                      102,260a,b      1,399,939
Thermo Fisher Scientific, Inc.                                                      76,240a,b      4,397,523
Thoratec Corp.                                                                      90,499a,b      1,646,177
VCA Antech, Inc.                                                                   108,020a        4,777,725
Wright Medical Group, Inc.                                                         188,000a,b      5,483,960
                                                                                                  79,743,148
Industrials--8.9%
AAR Corp.                                                                           93,040a,b      3,538,311
Actuant Corp., Class A                                                              83,180         2,828,952
Bucyrus International, Inc., Class A                                                23,216         2,307,438
Copart, Inc.                                                                        78,850a        3,355,067
Hurco Companies, Inc.                                                               35,150a        1,534,297
McGrath Rentcorp.                                                                  103,540b        2,666,155
MSC Industrial Direct Co. Inc., Class A                                             63,010b        2,550,015
Quanta Services, Inc.                                                              132,050a,b      3,464,992
Ritchie Bros. Auctioneers, Inc.                                                     12,810         1,059,387
Stanley, Inc.                                                                       39,060a,b      1,250,701
URS Corp.                                                                           60,408a,b      3,281,967
                                                                                                  27,837,282
Materials--3.8%
American Vanguard Corp.                                                            100,130b        1,737,255
Century Aluminum Co.                                                                31,540a,b      1,701,268
H.B. Fuller Co.                                                                    102,280b        2,296,186
Haynes International, Inc.                                                          20,340a        1,413,630
LSB Industries, Inc.                                                                 8,284a          233,774
Minefinders Corp. Ltd.                                                              18,360a          207,468
Royal Gold, Inc.                                                                    71,980         2,196,830
Silver Wheaton Corp.                                                               116,340a        1,974,290
                                                                                                  11,760,701
Technology--22.2%
Broadridge Financial Solutions, Inc.                                               155,370         3,484,949
CACI International, Inc., Class A                                                   59,420a,b      2,660,233
Cymer, Inc.                                                                         61,056a,b      2,376,910
Diodes, Inc.                                                                        57,810a,b      1,738,347
DivX, Inc.                                                                          45,460a          636,440
Eagle Test Systems, Inc.                                                           108,287a        1,383,908
Euronet Worldwide, Inc.                                                            107,030a,b      3,210,900
FLIR Systems, Inc.                                                                  81,100a,b      2,538,430
Forrester Research, Inc.                                                            80,960a,b      2,268,499
Informatica Corp.                                                                  130,110a,b      2,344,582
InterDigital, Inc.                                                                  62,430a,b      1,456,492
Intervoice, Inc.                                                                   144,330a,b      1,153,197
Jack Henry & Associates, Inc.                                                       66,390         1,615,933
ManTech International Corp., Class A                                                87,900a        3,851,778
Micrel, Inc.                                                                       291,050         2,459,372
Microsemi Corp.                                                                     72,460a,b      1,604,264
Net Gear, Inc.                                                                     129,410a,b      4,616,055
O2Micro International Ltd. - ADR                                                    86,690a        1,000,403
QAD, Inc.                                                                          143,580b        1,341,037
RF Micro Devices, Inc.                                                             437,190a,b      2,496,355
SkillSoft PLC -  ADR                                                               271,140a        2,592,098
Standard Microsytems Corp.                                                          67,770a        2,647,774
Tech Data Corp.                                                                     87,330a        3,294,088
Technitrol, Inc                                                                     65,740         1,878,849
Tessera Technologies, Inc.                                                          65,790a        2,736,864
The Ultimate Software Group, Inc.                                                   31,210a,b        982,179
Tibco Software, Inc.                                                               180,627a        1,457,660
TTM Technologies, Inc.                                                             135,710a        1,582,379
ValueClick, Inc.                                                                   152,340a        3,336,246
Virtusa Corp.                                                                       95,691a        1,658,325
Wright Express Corp.                                                                72,130a        2,559,894
                                                                                                  68,964,440
Telecommunication Services--1.5%
NeuStar, Inc., Class A                                                             164,540a,b      4,719,007
Total Equities (Cost $275,102,699)                                                               302,901,418

SHORT-TERM INVESTMENTS--0.2%                              Rate     Maturity     Par Value
                                                          ----     --------     ----------
U.S. Government--0.2%
U.S. Treasury Bill (Cost $710,654)                        2.77%    3/20/2008       715,000c,d        710,120

INVESTMENT OF CASH COLLATERAL--16.5%                                              Shares
                                                                                ----------
BlackRock Cash Strategies L.L.C.  (Cost $51,221,848)                            51,221,848        51,221,848

TOTAL UNAFFILIATED INVESTMENTS (Cost $327,035,201)                                               354,833,386

AFFILIATED INVESTMENTS--10.8%
Dreyfus Institutional Preferred Plus Money Market Fund                          21,522,285e       21,522,285
Dreyfus Institutional Cash Advantage Fund                                       12,283,829e,f     12,283,829
                                                                                                 -----------
TOTAL AFFILIATED INVESTMENTS (Cost $33,806,114)                                                   33,806,114


TOTAL INVESTMENTS--124.8% (Cost $360,841,315)                                                    388,639,500
                                                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.8%)                                                   (77,244,305)
                                                                                                 -----------
NET ASSETS--100%                                                                                 311,395,195
                                                                                                 ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c Denotes all or part of security segregated as collateral for futures transactions.
d    Rate noted is yield to maturity.
e    Affilated institutional money market fund.
f    Investment of security lending cash collateral.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $360,841,315. Net unrealized appreciation on investments was $27,798,185 of which $36,032,864 related to appreciated investment securities and $8,234,679 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                        Shares              Value ($)
--------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--116.7%
EQUITIES--99.0%

Consumer Discretionary--18.8%
AnnTaylor Stores Corp.                                                              270,200a        6,906,312
Bebe Stores, Inc.                                                                   144,590b        1,859,427
Belo Corp., Class A                                                                 401,810b        7,007,566
Bright Horizons Family Solutions, Inc.                                              102,370a        3,535,860
Cache, Inc.                                                                         233,630a        2,182,104
Cavco Industries, Inc.                                                               75,782a,b      2,564,463
Champion Enterprises, Inc.                                                          428,860a,b      4,039,861
Christopher & Banks Corp.                                                           120,710b        1,382,129
Courier Corp.                                                                       112,290b        3,706,693
Cox Radio, Inc., Class A                                                            324,840a,b      3,946,806
Drew Industries, Inc.                                                               150,780a,b      4,131,372
Entravision Communications Corp. CL A                                               625,106a,b      4,894,580
Ethan Allen Interiors, Inc.                                                         165,230b        4,709,055
Foot Locker, Inc.                                                                   207,330         2,832,128
Gentex Corp.                                                                        289,770b        5,149,213
Jos a Bank Clothiers, Inc.                                                          173,710a,b      4,942,049
Kenneth Cole Productions, Inc., Cl. A                                               227,230b        3,974,253
Live Nation, Inc.                                                                   361,450a,b      5,248,254
M.D.C. Holdings, Inc.                                                               186,560b        6,926,973
Meredith Corp.                                                                       96,970         5,331,411
Morton's Restaurant Group, Inc.                                                     194,465a,b      1,814,358
New York & Co, Inc.                                                                 598,487a,b      3,818,347
Panera Bread Co., Class A                                                           118,680a,b      4,251,118
Regis Corp.                                                                         214,120         5,986,795
Scholastic Corp.                                                                    283,370a,b      9,886,779
Tenneco, Inc.                                                                       268,093a,b      6,989,185
The Children's Place Retail Stores, Inc.                                            121,270a,b      3,144,531
Timberland Co., Class A                                                             227,100a,b      4,105,968
Zale Corp.                                                                          323,610a,b      5,197,177
                                                                                                  130,464,767
Consumer Staples--7.3%
BJ'S Wholesale Club, Inc.                                                           216,260a,b      7,316,076
Casey's General Stores, Inc.                                                        327,510b        9,697,571
Lancaster Colony Corp.                                                               45,191         1,794,083
Lance, Inc.                                                                         256,606b        5,239,894
Longs Drug Stores Corp.                                                             272,240b       12,795,280
Performance Food Group Co.                                                          185,500a,b      4,984,385
Ralcorp Holdings, Inc.                                                              146,010a,b      8,875,948
                                                                                                   50,703,237
Energy--5.1%
CARBO Ceramics, Inc.                                                                153,280         5,702,016
Dril-Quip, Inc.                                                                      91,463a,b      5,090,831
Oil States International, Inc.                                                       82,900a,b      2,828,548
Penn Virginia Corp.                                                                 185,260b        8,082,894
Pioneer Drilling Co.                                                                119,560a        1,420,373
Superior Well Services, Inc.                                                         87,439a,b      1,855,456
Tetra Technologies, Inc.                                                            201,320a,b      3,134,552
Unit Corp.                                                                          159,000a        7,353,750
                                                                                                   35,468,420
Financial--16.5%
Anthracite Capital, Inc. REIT                                                       475,150b        3,440,086
Aspen Insurance Holdings Ltd.                                                       134,740         3,885,902
BankAtlantic Bancorp, Inc., Class A                                                 591,710b        2,426,011
Care Investment Trust, Inc. REIT                                                    269,620         2,895,719
Citizens Republic Bancorp Corp.                                                     241,280b        3,500,973
Education Realty Trust, Inc. REIT                                                   319,146b        3,587,201
Financial Federal Corp.                                                             284,300b        6,337,047
First Potomac Realty Trust REIT                                                     144,090b        2,491,316
Firstmerit Corp.                                                                    310,270b        6,208,503
Flushing Financial Corp.                                                            184,240         2,957,052
Hanover Insurance Group, Inc.                                                        80,290         3,677,282
Horace Mann Educators Corp.                                                         219,730b        4,161,686
Intervest Bancshares Corp.                                                          125,708         2,164,692
LandAmerica Financial Group, Inc.                                                    63,400         2,120,730
Lasalle Hotel Properties REIT                                                       124,930b        3,985,267
Lexington Realty Trust REIT                                                         335,190b        4,873,663
Mission West Properties REIT                                                        213,580b        2,031,146
Old National Bancorp                                                                310,930b        4,651,513
Pacific Capital Bancorp                                                             378,586b        7,620,936
Philadelphia Consolidated Holding Corp.                                             179,870a        7,077,884
Piper Jaffray Cos.                                                                  190,690a,b      8,832,761
Provident Bankshares Corp.                                                          123,500b        2,641,665
Redwood Trust, Inc. REIT                                                            190,480b        6,522,035
Southwest Bancorp, Inc.                                                             176,855b        3,241,752
Sterling Bancshares, Inc.                                                           255,010         2,845,912
Texas Capital Bancshares, Inc.                                                      131,313a,b      2,396,462
Washington Federal, Inc.                                                            232,343         4,904,761
Washington Trust Bancorp, Inc.                                                       45,620b        1,150,993
Wilmington Trust Corp.                                                               51,900         1,826,880
                                                                                                  114,457,830
Health Care--12.1%
Air Methods Corp.                                                                   122,410a,b      6,080,105
Amedisys, Inc.                                                                      118,070a,b      5,728,756
Computer Programs & Systems, Inc.                                                    80,509b        1,830,775
Healthsouth Corp.                                                                   243,300a,b      5,109,300
K-V Pharmaceutical Co., Class A                                                     156,714a,b      4,472,618
Kensey Nash Corp.                                                                   111,044a,b      3,322,436
Lifepoint Hospitals, Inc.                                                           189,512a,b      5,636,087
Magellan Health Services, Inc.                                                      200,670a,b      9,357,242
Medcath Corp.                                                                       119,770a        2,941,551
Medical Action Industries, Inc.                                                     176,125a,b      3,672,206
Medicines Co.                                                                       168,350a        3,225,586
Odyssey HealthCare, Inc.                                                            408,610a        4,519,227
Pediatrix Medical Group, Inc.                                                       126,860a,b      8,645,509
Phase Forward, Inc.                                                                 271,170a        5,897,947
Providence Service Corp.                                                            221,100a,b      6,221,754
Res-Care, Inc.                                                                      284,134a,b      7,148,811
                                                                                                   83,809,910
Industrials--12.5%
American Ecology Corp.                                                              204,630b        4,804,712
Bowne & Co., Inc.                                                                   215,920b        3,800,192
Casella Waste Systems, Inc., Class A                                                432,840a        5,644,234
Clean Harbors, Inc.                                                                 206,090a,b     10,654,853
Comfort Systems USA, Inc.                                                           164,550b        2,102,949
Curtiss-Wright Corp.                                                                121,660b        6,107,332
Esterline Technologies Corp.                                                        114,021a,b      5,900,587
Heartland Express, Inc.                                                             196,600b        2,787,788
Granite Construction, Inc.                                                          154,120         5,576,062
II-VI, Inc.                                                                         129,640a,b      3,960,502
Landstar System, Inc.                                                                68,620         2,892,333
LECG Corp.                                                                          363,220a,b      5,470,093
McGrath Rentcorp.                                                                   220,570         5,679,677
Moog, Inc., Class A                                                                 161,460a,b      7,396,483
Tetra Tech, Inc.                                                                    234,713a,b      5,046,329
United Stationers, Inc.                                                              64,120a        2,962,985
Waste Connections, Inc.                                                             176,339a,b      5,448,875
                                                                                                   86,235,986
Materials--2.5%
AMCOL International Corp.                                                            94,430b        3,402,313
Compass Minerals International, Inc.                                                121,770         4,992,570
Glatfelter                                                                          231,280b        3,540,897
Neenah Paper, Inc.                                                                  121,380b        3,538,227
Wausau Paper Corp.                                                                  223,090         2,005,579
                                                                                                   17,479,586
Technology--18.3%
Aspen Technology, Inc.                                                              363,850a        5,901,647
Avid Technology, Inc.                                                               167,000a,b      4,732,780
Cirrus Logic, Inc.                                                                  649,330a,b      3,428,462
Comtech Telecommunications Corp.                                                    140,350a,b      7,580,303
Cray, Inc.                                                                          550,640a        3,298,334
Cymer, Inc.                                                                         132,080a,b      5,141,874
Electronics for Imaging, Inc.                                                       355,400a,b      7,989,392
Emulex Corp.                                                                        284,360a,b      4,640,755
Epicor Software Corp.                                                               318,860a,b      3,756,171
EPIQ Systems, Inc.                                                                  232,861a,b      4,054,110
FEI Co.                                                                             185,250a,b      4,599,757
Harris Stratex Networks, Inc., Cl. A                                                244,260a        4,079,142
Interwoven, Inc.                                                                    215,400a        3,062,988
Ixia                                                                                104,240a,b        988,195
Mercury Computer Systems, Inc.                                                      216,640a,b      3,490,070
Microsemi Corp.                                                                     228,300a,b      5,054,562
MKS Instruments, Inc.                                                               154,130a,b      2,950,048
MTS Systems Corp.                                                                   144,210b        6,153,441
Net Gear, Inc.                                                                      217,610a,b      7,762,149
NIC, Inc.                                                                           528,290b        4,458,768
Parametric Technology Corp.                                                         305,690a        5,456,566
Powerwave Technologies, Inc.                                                        886,662a,b      3,573,248
Rogers Corp.                                                                        130,330a,b      5,652,412
Rudolph Technologies, Inc.                                                          218,730a,b      2,476,024
SRA International, Inc., Class A                                                    245,870a,b      7,240,871
Sybase, Inc.                                                                        220,550a,b      5,754,149
Teradyne, Inc.                                                                      304,690a        3,150,495
                                                                                                  126,426,713
Telecommunication Services--1.2%
Cincinnati Bell, Inc.                                                             1,700,820a        8,078,895

Utilities--4.7%
Black Hills Corp.                                                                   144,630b        6,378,183
El Paso Electric Co.                                                                199,570a        5,103,005
Hawaiian Electric Industries, Inc.                                                  147,230         3,352,427
IDACORP, Inc.                                                                       152,940         5,386,547
PNM Resources, Inc.                                                                 340,580         7,305,441
Portland General Electric Co.                                                       160,560         4,460,357
SJW Corp.                                                                            24,670b          855,309
                                                                                                   32,841,269
Total Equities

Total Equities (Cost $695,565,874)                                                                685,966,613

SHORT-TERM INVESTMENTS--0.1%                              Rate     Maturity       Par Value
                                                          ----     --------       ---------
U.S. Government--0.1%
U.S. Treasury Bill (Cost $432,356)                        2.77%    3/20/2008        435,000c,d        432,031

INVESTMENT OF CASH COLLATERAL--17.6%                                                 Shares
                                                                                     ------
BlackRock Cash Strategies L.L.C. (Cost $122,152,280)                            122,152,280       122,152,280
TOTAL UNAFFILIATED INVESTMENTS (Cost $818,150,510)                                                808,550,924

AFFILIATED INVESTMENTS--5.4%
Dreyfus institutional Preferred Plus Money Market Fund                            8,690,268e        8,690,268
Dreyfus Institutional Cash Advantage Fund                                        29,291,699e,f     29,291,699
                                                                                                 ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $37,981,967)                                                  37,981,967
                                                                                                 ------------

TOTAL INVESTMENTS--122.1% (Cost $856,132,477)                                                     846,532,891
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.1%)                                                   (153,438,794)
                                                                                                 ------------
NET ASSETS--100%                                                                                  693,094,097
                                                                                                 ============

Notes to Schedule of Investments:
REIT-Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Rate noted is yield to maturity.
d    Denotes all or part of security pledged as collateral.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $856,132,477. Net unrealized depreciation on investments was $9,599,586 of which $57,540,852 related to appreciated investment securities and $67,140,438 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2007, the fund held the following futures contracts:

                                                                  Underlying Face     Unrealized
Contract                           Position    Expiration Date    Amount at Value    Appreciation
Rough Rice Index (55 Contracts)    Long        3/14/2008          $4,247,100         $23,265
                                                                                     =======

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Value Fund II

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                   Shares       Value ($)
------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.6%

Equities--99.3%

Consumer Discretionary--16.0%
AnnTaylor Stores Corp.                                      2,560a          65,434       65,434.00
Belo Corp., Class A                                         3,490           60,866       60,866.00
Champion Enterprises, Inc.                                  3,720a,b        35,042       35,042.00
Foot Locker, Inc.                                           3,800           51,908       51,908.00
Gentex Corp.                                                3,060           54,376       54,376.00
Hearst-Argyle Television, Inc.                              1,980           43,778       43,778.00
Jos a Bank Clothiers, Inc.                                  1,520a,b        43,244       43,244.00
Live Nation, Inc.                                           2,990a          43,415       43,415.00
Liz Claiborne, Inc.                                           470b           9,565        9,565.00
M.D.C. Holdings, Inc.                                       1,620           60,151       60,151.00
Meredith Corp.                                                810           44,534       44,534.00
New York Times Co., Class A                                 3,280           57,498       57,498.00
OfficeMax, Inc.                                             2,060           42,560       42,560.00
Panera Bread Co., Class A                                   1,050a,b        37,611       37,611.00
Regis Corp.                                                 1,800           50,328       50,328.00
Scholastic Corp.                                            2,020a          70,478       70,478.00
Tenneco, Inc.                                               2,280a          59,440       59,440.00
Timberland Co., Class A                                     1,950a          35,256       35,256.00
Williams-Sonoma, Inc.                                       2,480           64,232       64,232.00
Zale Corp.                                                  2,700a,b        43,362       43,362.00
                                                                           973,078                      973,078.00
Consumer Staples--5.7%
BJ'S Wholesale Club, Inc.                                   1,900a          64,277       64,277.00
J.M. Smucker Co.                                            1,160           59,670       59,670.00
Longs Drug Stores Corp.                                     2,310          108,570      108,570.00
Ralcorp Holdings, Inc.                                      1,940a         117,933      117,933.00
                                                                           350,450                      350,450.00
Energy--5.8%
Cabot Oil and Gas Corp.                                     1,830           73,877       73,877.00
CARBO Ceramics, Inc.                                        1,260           46,872       46,872.00
Oil States International, Inc.                                870a          29,684       29,684.00
Patterson-UTI Energy, Inc.                                    700           13,664       13,664.00
Penn Virginia Corp.                                         2,670          116,492      116,492.00
Unit Corp.                                                  1,540a          71,225       71,225.00
                                                                           351,814                      351,814.00
Financial--17.7%
Alexandria Real Estate Equities, Inc. - REIT                  560b          56,935       56,935.00
Aspen Insurance Holdings Ltd.                               1,690           48,740       48,740.00
City National Corp.                                         1,160           69,078       69,078.00
Conseco, Inc.                                               4,830a          60,665       60,665.00
Cullen/Frost Bankers, Inc.                                  1,430           72,444       72,444.00
Fidelity National Financial, Inc., Class A                  1,280           18,701       18,701.00
Firstmerit Corp.                                            2,730           54,627       54,627.00
Fulton Financial Corp.                                      5,840           65,525       65,525.00
Hanover Insurance Group, Inc.                               1,620           74,196       74,196.00
Health Care, Inc. - REIT                                    1,500           67,035       67,035.00
Lasalle Hotel Properties - REIT                               930           29,667       29,667.00
Lexington Realty Trust - REIT                               2,720b          39,549       39,549.00
Philadelphia Consolidated Holding Corp.                     1,740a          68,469       68,469.00
Piper Jaffray Cos.                                          1,650a          76,428       76,428.00
Protective Life Corp.                                       1,480           60,710       60,710.00
Raymond James Financial, Inc.                               1,740           56,828       56,828.00
Redwood Trust, Inc. - REIT                                  1,600b          54,784       54,784.00
Washington Federal, Inc.                                    1,990           42,009       42,009.00
Wilmington Trust Corp.                                      1,790           63,008       63,008.00
                                                                         1,079,398                    1,079,398.00
Health Care--13.9%
Charles River Laboratories International, Inc.              1,930a         126,994      126,994.00
Endo Pharmaceuticals Holdings, Inc.                           990a          26,402       26,402.00
Healthsouth Corp.                                           2,130a,b        44,730       44,730.00
Hillenbrand Industries, Inc.                                1,190           66,319       66,319.00
Invitrogen Corp.                                            1,370a         127,972      127,972.00
Lifepoint Hospitals, Inc.                                   1,860a          55,316       55,316.00
Magellan Health Services, Inc.                              1,490a          69,479       69,479.00
MDS, Inc.                                                   2,620a          50,959       50,959.00
Medicines Co.                                               1,630a          31,231       31,231.00
Pediatrix Medical Group, Inc.                               1,590a         108,359      108,359.00
PerkinElmer, Inc.                                           2,260           58,805       58,805.00
Universal Health Services, Inc., Class B                    1,600           81,920       81,920.00
                                                                           848,486                      848,486.00
Industrials--13.0%
Alliant Techsystems, Inc.                                     580a          65,981       65,981.00
Brink's Co.                                                 1,160           69,298       69,298.00
Clean Harbors, Inc.                                         1,120a          57,904       57,904.00
Corrections Corp. of America                                2,510a          74,070       74,070.00
Curtiss-Wright Corp.                                        1,050           52,710       52,710.00
Esterline Technologies Corp.                                  940a          48,644       48,644.00
Granite Construction, Inc.                                  1,380           49,928       49,928.00
Heartland Express, Inc.                                       810           11,486       11,486.00
IKON Office Solutions, Inc.                                 5,810b          75,646       75,646.00
Landstar System, Inc.                                         700           29,505       29,505.00
MSC Industrial Direct Co. Inc., Class A                     1,200           48,564       48,564.00
Quanta Services, Inc.                                       1,280a          33,587       33,587.00
Steelcase, Inc., Class A                                    4,020           63,797       63,797.00
Thomas & Betts Corp.                                          740a          36,290       36,290.00
Waste Connections, Inc.                                     2,510a          77,559       77,559.00
                                                                           794,969                      794,969.00
Materials--4.3%
Cytec Industries, Inc.                                      1,000           61,580       61,580.00
FMC Corp.                                                   1,860          101,463      101,463.00
International Flavors and Fragrances, Inc.                    610           29,359       29,359.00
Reliance Steel & Aluminum Co.                               1,280           69,376       69,376.00
                                                                           261,778                      261,778.00
Technology--13.9%
Aspen Technology, Inc.                                      1,160a          18,815       18,815.00
Avid Technology, Inc.                                       1,520a          43,077       43,077.00
Brocade Communications Systems, Inc.                        6,510a          47,783       47,783.00
Comtech Telecommunications Corp.                              780a          42,128       42,128.00
Cymer, Inc.                                                 1,150a          44,770       44,770.00
Electronics for Imaging, Inc.                               3,000a          67,440       67,440.00
Emulex Corp.                                                2,470a          40,310       40,310.00
FEI Co.                                                     1,630a          40,473       40,473.00
Hewitt Associates, Inc., Class A                            1,470a          56,286       56,286.00
Ingram Micro, Inc., Class A                                 2,300a          41,492       41,492.00
Microsemi Corp.                                             1,930a          42,730       42,730.00
MKS Instruments, Inc.                                       1,280a          24,499       24,499.00
Net Gear, Inc.                                              1,910a          68,130       68,130.00
Parametric Technology Corp.                                 3,400a          60,690       60,690.00
Powerwave Technologies, Inc.                                7,380a,b        29,741       29,741.00
SRA International, Inc., Class A                            2,060a          60,667       60,667.00
Sybase, Inc.                                                2,710a          70,704       70,704.00
Teradyne, Inc.                                              4,700a          48,598       48,598.00
                                                                           848,333                      848,333.00
Telecommunication Services--1.2%
Cincinnati Bell, Inc.                                      15,000a          71,250       71,250.00       71,250.00

Utilities--7.8%
AGL Resources, Inc.                                         1,850           69,634       69,634.00
Atmos Energy Corp.                                          2,140           60,006       60,006.00
Black Hills Corp.                                           1,200           52,920       52,920.00
Hawaiian Electric Industries, Inc.                          2,020b          45,995       45,995.00
IDACORP, Inc.                                               1,300b          45,786       45,786.00
PNM Resources, Inc.                                         2,830           60,704       60,704.00
Portland General Electric Co.                               2,200           61,116       61,116.00
UGI Corp.                                                   2,840           77,390       77,390.00
                                                                           473,551                      473,551.00
Total Equities (Cost $6,488,080)                                         6,053,107                    6,053,107.00

INVESTMENT OF CASH COLLATERAL--6.3%
BlackRock Cash Strategies L.L.C. (Cost $383,815)          383,815          383,815      383,815.00

TOTAL UNAFFILIATED INVESTMENTS  (Cost $6,871,895)                        6,436,922    6,436,922.00    6,436,922.00

AFFILIATED INVESTMENTS--16.8%
Dreyfus Institutional Preferred Plus Money Market Fund    933,200c         933,200      933,200.00
Dreyfus Institutional Cash Advantage Fund                  92,045c,d        92,045       92,045.00
                                                                        ----------
TOTAL AFFILIATED INVESTMENTS  (Cost $1,025,245)                          1,025,245    1,025,245.00      933,200.00

TOTAL INVESTMENTS--122.4% (cost $7,897,140)                              7,462,167    7,462,167.00    7,370,122.00
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.4%)                          (1,366,573)  (1,366,573.00)
                                                                        ----------
NET ASSETS--100%                                                         6,095,594    6,095,594.00    6,003,549.00
                                                                        ==========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Affiliated institutional money market fund.
d    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,897,140. Net unrealized depreciation on investments was $434,973 of which $179,701 related to appreciated investment securities and $614,674 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Institutional Funds Investment Trust
The Boston Company Small/ Mid Cap Growth Fund

Schedule of Investments - December 31, 2007 (Unaudited)

Security                                                                       Shares          Value ($)
---------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.9%

Equities--97.8%

Consumer Discretionary--12.0%
Abercrombie & Fitch Co., Class A                                                   2,380          190,329       190,329.00
Bright Horizons Family Solutions, Inc.                                             3,520a         121,581       121,581.00
Corinthian Colleges, Inc.                                                         16,510a         254,254       254,254.00
DeVry, Inc.                                                                        3,720          193,291       193,291.00
Gentex Corp.                                                                       9,850          175,035       175,035.00
Interface, Inc., Class A                                                          15,730          256,714       256,714.00
Lions Gate Entertainment Corp.                                                    28,668a         270,053       270,053.00
Panera Bread Co., Class A                                                          4,220a,b       151,160       151,160.00
Phillips-Van Heusen Corp.                                                          2,520           92,887        92,887.00
Red Robin Gourmet Burgers, Inc.                                                    8,190a         261,998       261,998.00
Steiner Leisure Ltd.                                                               4,790a         211,526       211,526.00
THQ, Inc.                                                                          9,380a         264,422       264,422.00
Tiffany & Co.                                                                      5,440          250,403       250,403.00
WMS Industries, Inc.                                                               6,140a         224,970       224,970.00
XM Satellite Radio Holdings, Inc., Class A                                        15,060a         184,334       184,334.00
                                                                                                3,102,957
Consumer Staples--7.8%
Alberto-Culver Co.                                                                11,380          279,265       279,265.00
Bare Escentuals, Inc.                                                             10,130a         245,652       245,652.00
Church & Dwight Co., Inc.                                                          5,310          287,112       287,112.00
Hain Celestial Group, Inc.                                                         3,990a         127,680       127,680.00
Hansen Natural Corp.                                                               6,060a         268,397       268,397.00
Herbalife Ltd.                                                                     3,290          132,521       132,521.00
Inter Parfums, Inc.                                                                  640           11,501        11,501.00
Longs Drug Stores Corp.                                                            4,570          214,790       214,790.00
Ruddick Corp.                                                                      6,340          219,808       219,808.00
United Natural Foods, Inc.                                                         7,240a         229,653       229,653.00
                                                                                                2,016,379
Energy--8.3%
CNX Gas Corp.                                                                      8,230a,b       262,948       262,948.00
Comstock Resources, Inc.                                                           7,970a         270,980       270,980.00
Denbury Resources, Inc.                                                            5,100a         151,725       151,725.00
Massey Energy Co.                                                                  8,520          304,590       304,590.00
Overseas Shipholding Group, Inc.                                                   3,500          260,505       260,505.00
Penn Virginia Corp.                                                                7,440          324,607       324,607.00
Range Resources Corp.                                                              6,750          346,680       346,680.00
Tidewater, Inc.                                                                    4,080          223,829       223,829.00
                                                                                                2,145,864
Financial--10.1%
Arch Capital Group Ltd.                                                            2,990a         210,346       210,346.00
Investment Technology Group, Inc.                                                  8,840a         420,696       420,696.00
MF Global Ltd.                                                                     9,370a         294,874       294,874.00
OptionsXpress Holdings, Inc.                                                       8,510          287,808       287,808.00
Plum Creek Timber Co., Inc. - REIT                                                10,160          467,766       467,766.00
Raymond James Financial, Inc.                                                      8,430          275,324       275,324.00
RLI Corp.                                                                          3,680          208,987       208,987.00
Waddell & Reed Financial, Inc., Class A                                           12,450          449,321       449,321.00
                                                                                                2,615,122
Health Care--18.3%
Bruker BioSciences Corp.                                                          23,100a         307,230       307,230.00
Covance, Inc.                                                                      4,000a         346,480       346,480.00
Exelixis, Inc.                                                                    16,060a         138,598       138,598.00
Henry Schein, Inc.                                                                 5,510a         338,314       338,314.00
Hologic, Inc.                                                                      6,059a         415,890       415,890.00
Integra LifeSciences Holdings Corp.                                                4,150a,b       174,010       174,010.00
NuVasive, Inc.                                                                     2,630a         103,938       103,938.00
Pediatrix Medical Group, Inc.                                                      6,700a         456,605       456,605.00
PerkinElmer, Inc.                                                                 15,710          408,774       408,774.00
Psychiatric Solutions, Inc.                                                       10,880a         353,600       353,600.00
Respironics, Inc.                                                                  8,617a         564,241       564,241.00
Thermo Fisher Scientific, Inc.                                                     4,800a         276,864       276,864.00
VCA Antech, Inc.                                                                   9,560a         422,839       422,839.00
Wright Medical Group, Inc.                                                        14,050a         409,839       409,839.00
                                                                                                4,717,222
Industrials--9.5%
AAR Corp.                                                                          6,880a         261,646       261,646.00
Actuant Corp., Class A                                                             6,670          226,847       226,847.00
Bucyrus International, Inc., Class A                                               1,670          165,981       165,981.00
Copart, Inc.                                                                       6,340a         269,767       269,767.00
Foster Wheeler Ltd.                                                                1,340a         207,727       207,727.00
Hubbell, Inc., Class B                                                             5,020          259,032       259,032.00
Joy Global, Inc.                                                                   2,250          148,095       148,095.00
MSC Industrial Direct Co. Inc., Class A                                            5,710          231,084       231,084.00
Quanta Services, Inc.                                                             10,570a         277,357       277,357.00
Ritchie Bros. Auctioneers, Inc.                                                    1,050           86,835        86,835.00
URS Corp.                                                                          5,940a         322,720       322,720.00
                                                                                                2,457,091
Materials--3.4%
Airgas, Inc.                                                                       5,990          312,139       312,139.00
AptarGroup, Inc.                                                                   5,670          231,960       231,960.00
Royal Gold, Inc.                                                                   5,650          172,438       172,438.00
Silver Wheaton Corp.                                                               9,110a,b       154,597       154,597.00
                                                                                                  871,134
Technology--24.3%
Akamai Technologies, Inc.                                                          7,980a,b       276,108       276,108.00
Amdocs Ltd.                                                                        5,930          204,407       204,407.00
Arrow Electronics, Inc.                                                            5,310a         208,577       208,577.00
BMC Software, Inc.                                                                 9,530a         339,649       339,649.00
Broadridge Financial Solutions, Inc.                                              12,190          273,422       273,422.00
CACI International, Inc., Class A                                                  5,810a         260,114       260,114.00
Cymer, Inc.                                                                        5,240a         203,993       203,993.00
Diodes, Inc.                                                                       4,535a         136,367       136,367.00
Euronet Worldwide, Inc.                                                            8,370a,b       251,100       251,100.00
FLIR Systems, Inc.                                                                 3,990a         124,887       124,887.00
Global Payments, Inc.                                                              8,230          382,860       382,860.00
Harris Corp.                                                                       2,260          141,657       141,657.00
Hewitt Associates, Inc., Class A                                                   8,870a         339,632       339,632.00
Ingram Micro, Inc., Class A                                                       17,160a         309,566       309,566.00
InterDigital, Inc.                                                                 6,240a         145,579       145,579.00
Iron Mountain, Inc.                                                                5,750a         212,865       212,865.00
Jack Henry & Associates, Inc.                                                      5,330          129,732       129,732.00
McAfee, Inc.                                                                       7,830a         293,625       293,625.00
Microsemi Corp.                                                                    5,660a,b       125,312       125,312.00
National Semiconductor Corp.                                                       5,880          133,123       133,123.00
Net Gear, Inc.                                                                     9,930a         354,203       354,203.00
RF Micro Devices, Inc.                                                            34,080a,b       194,597       194,597.00
Synopsys, Inc.                                                                     8,730a         226,369       226,369.00
Tessera Technologies, Inc.                                                         5,110a         212,576       212,576.00
Tibco Software, Inc.                                                              14,900a         120,243       120,243.00
ValueClick, Inc.                                                                  12,190a         266,961       266,961.00
Verisign, Inc.                                                                     5,420a,b       203,846       203,846.00
Wright Express Corp.                                                               5,770a         204,777       204,777.00
                                                                                                6,276,147
Telecommunication Services--1.9%
NeuStar, Inc., Class A                                                            16,680a ,b      478,382       478,382.00

Utilities--2.2%                                                                                                          -
Energen Corp.                                                                      4,590          294,816       294,816.00
Wisconsin Energy Corp.                                                             5,430          264,495       264,495.00
                                                                                                  559,311
Total Equities(cost $23,963,731)                                                               25,239,609

                                                                               Par                                       -
SHORT-TERM INVESTMENTS--0.3%                             Rate     Maturity     Value                                     -
                                                         -------------------------------
U.S. Government--0.3%                                                                                                    -
U.S. Treasury Bill (Cost $64,605)                        2.77%    3/20/2008       65,000c,d        64,556        64,556.00
                                                                                                                         -
INVESTMENT IN CASH COLLATERAL--4.8%                                                                                      -
BlackRock Cash Strategies L.L.C(Cost $1,232,287)                               1,232,287        1,232,287
                                                                                                              1,232,287.00
TOTAL UNAFFILIATED INVESTMENTS (Cost $25,260,623)                                              26,536,452
                                                                                                             26,536,452.00
AFFILIATED INVESTMENT--4.8%
Dreyfus Institutional Prefered Plus Money Market Fund                            961,051e         961,051       961,051.00
Dreyfus Institutional Cash Advantage Fund                                        295,523e,f       295,523
                                                                                               ----------
TOTAL AFFILIATED INVESTMENTS (Cost $1,256,574)                                                  1,256,574     1,256,574.00
                                                                                               ----------

TOTAL INVESTMENTS--107.7% (cost $26,517,197)                                                   27,793,026    27,793,026.00
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.7%)                                                  (1,988,309)   (1,988,309.00)
                                                                                               ----------
NET ASSETS--100.0%                                                                             25,804,717    25,804,717.00
                                                                                               ==========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust.
a    Non-income producing security.
b    Security, or a portion of thereof, was on loan at December 31, 2007.
c    Rate noted is yield to maturity.
d Denotes all or part of security segregated as collateral for futures transactions.
e    Affiliated institutional money market fund.
f    Investment of security lending cash collateral.

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $26,517,197. Net unrealized appreciation on investments was $1,275,829 of which $1,935,561 related to appreciated investment securities and $659,732 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                     By: /s/ STEVEN M. ANDERSON
                                         --------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                     Date: February 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By: /s/ STEVEN M. ANDERSON
                                         --------------------------------
                                         Steven M. Anderson
                                         Treasurer

                                     Date: February 28, 2008

                                     By: /s/ J. DAVID OFFICER
                                         --------------------------------
                                         J. David Officer
                                         President

                                     Date: February 28, 2008